                       PIONEER ANNUISTAR(SM) PLUS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Plus Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Rising Dividends VIP Fund
  Franklin Small-Mid Cap Growth VIP Fund
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Equity Income Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class B
  Invesco Comstock Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class E
  T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Capital Appreciation Portfolio -- Class E
  BlackRock Money Market Portfolio -- Class A
  Jennison Growth Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class B
  MFS(R) Value Portfolio -- Class B
  Neuberger Berman Genesis Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

  Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, -2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE............     1.50%(6)           1.50%(6)          1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE.............     1.50%(6)           1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (SINGLE LIFE OPTION) ONLY SELECTED...........................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (JOINT LIFE OPTION) ONLY SELECTED............................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (SINGLE LIFE OPTION) SELECTED.......................     3.25%              3.40%             3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (JOINT LIFE OPTION) SELECTED........................     3.25%              3.40%             3.60%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class E.
(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.60%         0.25%        0.01%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.77%         0.25%        0.03%
 Templeton Foreign VIP Fund.......................    0.64%         0.25%        0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%         0.25%        0.05%
 ClearBridge Variable Equity Income
  Portfolio.......................................    0.75%         0.25%        0.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%         0.25%        0.09%
 Invesco Comstock Portfolio -- Class B............    0.57%         0.25%        0.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.87%         0.25%        0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%         0.25%        0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%         0.25%        0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%         0.25%        0.03%
 Pioneer Fund Portfolio -- Class B................    0.65%         0.25%        0.05%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.57%         0.15%        0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%         0.15%        0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%         0.15%        0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.86%       --               0.86%
 Franklin Small-Mid Cap Growth VIP Fund...........   --             1.05%       --               1.05%
 Templeton Foreign VIP Fund.......................   --             1.03%       --               1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.05%     0.00%              1.05%
 ClearBridge Variable Equity Income
  Portfolio.......................................   --             1.06%     0.00%              1.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.02%       --               1.02%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.27%     0.01%              1.26%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%              0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%              0.97%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class B................   --             0.95%     0.04%              0.91%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.78%       --               0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%       --               0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.86%     0.01%              0.85%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --           0.02%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%          0.02%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MFS(R) Total Return Portfolio -- Class B........    0.55%     0.25%          0.04%
 MFS(R) Value Portfolio -- Class B...............    0.70%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio........    0.80%     0.25%          0.22%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%            0.33%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.07%            0.80%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --             0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --             0.98%
 MFS(R) Total Return Portfolio -- Class B........   --             0.84%       --             0.84%
 MFS(R) Value Portfolio -- Class B...............   --             0.97%     0.14%            0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%            1.07%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............   --             0.96%       --             0.96%
 Pioneer Real Estate Shares VCT Portfolio........   --             1.27%       --             1.27%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                      INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- --------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income      Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio                              Long-term capital appreciation is a     LLC
                                        secondary objective.                    Subadviser: ClearBridge Investments,
                                                                                LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Invesco Comstock Portfolio --           Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Research International           Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity               Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --         Seeks maximum total return,             MetLife Advisers, LLC
 Class B                                consistent with the preservation of     Subadviser: Pacific Investment
                                        capital and prudent investment          Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital     MetLife Advisers, LLC
                                        growth.                                 Subadviser: Pioneer Investment
                                                                                Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.   MetLife Advisers, LLC
 Class E                                                                        Subadviser: Pioneer Investment
                                                                                Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio -- Class E                   by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income      Inc.
                                        is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation          Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income    MetLife Advisers, LLC
 Class A                                consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- ------------------------------------
MetLife Asset Allocation 60           Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
MetLife Asset Allocation 80           Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Total Return Portfolio --      Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                              investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio -- Class B     Seeks capital appreciation.              MetLife Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis              Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                 principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                               Management LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                            Current income is a secondary            Subadviser: AEW Capital
                                      objective.                               Management, L.P.

Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth VIP Fund, Templeton Foreign VIP Fund, BlackRock High Yield Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.

                                LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")


The list of Permitted Variable Funding Options in this section has been modified.


               PERMITTED VARIABLE FUNDING OPTIONS
     ------------------------------------------------------
     LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Equity Income Portfolio
     MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio - Class B
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class E
     METROPOLITAN SERIES FUND
     BlackRock Money Market Portfolio -- Class A
     MetLife Asset Allocation 60 Portfolio - Class B
     MetLife Asset Allocation 80 Portfolio - Class B
     MFS(R) Total Return Portfolio -- Class B

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.



           CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ------------------------------------------------
     MET INVESTORS SERIES TRUST
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class E
     METROPOLITAN SERIES FUND
     BlackRock Money Market Portfolio -- Class A
     MetLife Asset Allocation 60 Portfolio - Class B
     MetLife Asset Allocation 80 Portfolio - Class B
     MFS(R) Total Return Portfolio -- Class B

                               OTHER INFORMATION
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THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of

MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.



                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.432
                                                                                    2006   1.371
                                                                                    2005   1.283
                                                                                    2004   1.225
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.728
                                                                                    2007   1.606
                                                                                    2006   1.470
                                                                                    2005   1.391
                                                                                    2004   1.244
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.695
                                                                                    2012   1.537
                                                                                    2011   1.473
                                                                                    2010   1.240
                                                                                    2009   1.073
                                                                                    2008   1.495
                                                                                    2007   1.561
                                                                                    2006   1.353
                                                                                    2005   1.329
                                                                                    2004   1.216
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.823
                                                                                    2012   1.670
                                                                                    2011   1.782
                                                                                    2010   1.418
                                                                                    2009   1.003
                                                                                    2008   1.772
                                                                                    2007   1.618
                                                                                    2006   1.512
                                                                                    2005   1.465
                                                                                    2004   1.335
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.994
                                                                                    2012   1.713
                                                                                    2011   1.947
                                                                                    2010   1.824
                                                                                    2009   1.352
                                                                                    2008   2.303
                                                                                    2007   2.026
                                                                                    2006   1.694
                                                                                    2005   1.562
                                                                                    2004   1.338
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.744
                                                                                    2012   1.495
                                                                                    2011   1.486
                                                                                    2010   1.210
                                                                                    2009   0.916
                                                                                    2008   1.566
                                                                                    2007   1.625



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 1.527                      --
                                                                                    1.432               2,648,635
                                                                                    1.371               2,458,869
                                                                                    1.283               2,566,004
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 1.708                      --
                                                                                    1.728                 832,107
                                                                                    1.606                 946,113
                                                                                    1.470                 900,744
                                                                                    1.391                 644,242
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2.164               1,777,612
                                                                                    1.695               2,277,088
                                                                                    1.537               2,541,401
                                                                                    1.473               2,411,278
                                                                                    1.240               2,605,955
                                                                                    1.073               3,339,564
                                                                                    1.495               4,448,571
                                                                                    1.561               4,877,638
                                                                                    1.353               4,604,965
                                                                                    1.329               3,383,245
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2.480               1,285,702
                                                                                    1.823               1,452,326
                                                                                    1.670               1,895,133
                                                                                    1.782               2,269,287
                                                                                    1.418               2,472,014
                                                                                    1.003               2,303,395
                                                                                    1.772               2,549,028
                                                                                    1.618               1,746,560
                                                                                    1.512               1,440,790
                                                                                    1.465               1,033,441
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2.415               1,440,660
                                                                                    1.994               1,714,677
                                                                                    1.713               2,083,263
                                                                                    1.947               2,300,173
                                                                                    1.824               2,629,076
                                                                                    1.352               2,896,518
                                                                                    2.303               3,412,070
                                                                                    2.026               3,233,201
                                                                                    1.694               2,820,754
                                                                                    1.562               1,643,650
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2.530                 953,285
                                                                                    1.744                 925,934
                                                                                    1.495               1,088,048
                                                                                    1.486               1,189,969
                                                                                    1.210               1,406,061
                                                                                    0.916               1,609,646
                                                                                    1.566               1,848,012

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)......... 2013   1.584
                                                                                2012   1.400
                                                                                2011   1.515
                                                                                2010   1.320
                                                                                2009   1.036
                                                                                2008   1.659
                                                                                2007   1.732
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 2013   1.395
                                                                                2012   1.242
                                                                                2011   1.171
                                                                                2010   1.061
                                                                                2009   0.878
                                                                                2008   1.372
                                                                                2007   1.367
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 2007   1.203
                                                                                2006   1.037
                                                                                2005   0.977
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.334
                                                                                2006   1.207
                                                                                2005   1.191
                                                                                2004   1.115
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.585
                                                                                2006   1.453
                                                                                2005   1.346
                                                                                2004   1.257
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.860
                                                                                2012   1.621
                                                                                2011   1.609
                                                                                2010   1.522
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.888
                                                                                2008   1.574
                                                                                2007   1.508
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 2013   1.895
                                                                                2012   1.649
                                                                                2011   1.876
                                                                                2010   1.710
                                                                                2009   1.320
                                                                                2008   2.326
                                                                                2007   2.214
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.078
                                                                                2012   1.040
                                                                                2011   1.115
                                                                                2010   0.922
                                                                                2009   0.685
                                                                                2008   1.083
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.894
                                                                                2011   0.920
                                                                                2010   0.854
                                                                                2009   0.604
                                                                                2008   1.134
                                                                                2007   1.008
                                                                                2006   0.994
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.090
                                                                                2012   0.913
                                                                                2011   1.013
                                                                                2010   0.887
                                                                                2009   0.645
                                                                                2008   1.101
                                                                                2007   1.052
                                                                                2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.603
                                                                                2012   1.490
                                                                                2011   1.497



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)......... 2.062                 510,010
                                                                                1.584                 559,813
                                                                                1.400                 621,136
                                                                                1.515                 793,654
                                                                                1.320                 960,678
                                                                                1.036                 998,096
                                                                                1.659               1,225,268
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 1.726                 596,042
                                                                                1.395                 802,498
                                                                                1.242                 966,194
                                                                                1.171               1,464,905
                                                                                1.061               1,628,822
                                                                                0.878               2,526,645
                                                                                1.372               2,803,309
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 1.261                      --
                                                                                1.203                 124,478
                                                                                1.037                  11,941
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 1.372                      --
                                                                                1.334               2,813,838
                                                                                1.207               2,447,656
                                                                                1.191               2,020,490
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 1.640                      --
                                                                                1.585               1,987,471
                                                                                1.453               1,763,294
                                                                                1.346               1,762,703
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2.003               4,062,753
                                                                                1.860               5,519,026
                                                                                1.621               6,792,409
                                                                                1.609               8,016,351
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 0.844                      --
                                                                                0.888               2,550,940
                                                                                1.574               2,922,488
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 2.225               1,304,709
                                                                                1.895               1,599,937
                                                                                1.649               1,791,610
                                                                                1.876               1,929,042
                                                                                1.710               2,172,868
                                                                                1.320               1,489,970
                                                                                2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.168                      --
                                                                                1.078               3,042,023
                                                                                1.040               3,337,591
                                                                                1.115               3,716,664
                                                                                0.922               3,990,754
                                                                                0.685               2,711,797
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 1.005                      --
                                                                                0.894               3,671,237
                                                                                0.920               4,410,622
                                                                                0.854               5,165,344
                                                                                0.604               3,561,873
                                                                                1.134               3,917,570
                                                                                1.008               4,225,486
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 1.364               2,101,336
                                                                                1.090               2,614,232
                                                                                0.913               3,092,017
                                                                                1.013               3,351,427
                                                                                0.887               3,797,293
                                                                                0.645               5,083,679
                                                                                1.101               6,913,233
                                                                                1.052               7,808,887
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.548               6,433,826
                                                                                1.603               8,842,108
                                                                                1.490               9,215,698

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.509
                                                                                2012   1.389
                                                                                2011   1.578
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.638
                                                                                2012   1.493
                                                                                2011   1.465
                                                                                2010   1.328
                                                                                2009   1.086
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.293
                                                                                2012   1.150
                                                                                2011   1.285
                                                                                2010   1.091
                                                                                2009   0.867
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   1.022
                                                                                2012   1.038
                                                                                2011   1.055
                                                                                2010   1.071
                                                                                2009   1.083
                                                                                2008   1.069
                                                                                2007   1.034
                                                                                2006   1.011
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.963
                                                                                2012   1.000
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2013   1.166
                                                                                2012   1.064
                                                                                2011   1.058
                                                                                2010   0.978
                                                                                2009   0.840
                                                                                2008   1.099
                                                                                2007   1.117
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.177
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.002
                                                                                2005   0.989
                                                                                2004   0.994
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.337
                                                                                2005   1.294
                                                                                2004   1.233
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.858
                                                                                2005   1.654
                                                                                2004   1.413
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.028
                                                                                2006   1.012
                                                                                2005   1.010
                                                                                2004   0.995
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.998
                                                                                2005   1.002
                                                                                2004   1.025
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.167
                                                                                2005   1.143
                                                                                2004   1.110
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.320
                                                                                2010   1.230
                                                                                2009   1.065
                                                                                2008   1.092
                                                                                2007   1.079



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 1.972               1,625,287
                                                                                1.509               2,100,849
                                                                                1.389               2,570,316
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.635               6,289,123
                                                                                1.638               7,794,736
                                                                                1.493               8,520,374
                                                                                1.465               9,951,087
                                                                                1.328              10,244,403
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 1.707                 890,153
                                                                                1.293               1,139,583
                                                                                1.150               1,575,783
                                                                                1.285               2,049,756
                                                                                1.091               1,993,238
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 1.007              10,018,131
                                                                                1.022              12,543,678
                                                                                1.038              13,039,890
                                                                                1.055              14,271,296
                                                                                1.071              16,182,132
                                                                                1.083              23,360,395
                                                                                1.069              14,341,336
                                                                                1.034               9,629,261
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 1.296               2,530,340
                                                                                0.963               3,136,059
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.363               1,958,493
                                                                                1.166               2,414,691
                                                                                1.064               2,485,648
                                                                                1.058               2,690,661
                                                                                0.978               2,944,278
                                                                                0.840               1,287,130
                                                                                1.099               1,389,767
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.468               2,660,872
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.011                      --
                                                                                1.002               8,603,519
                                                                                0.989               7,376,686
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.397                      --
                                                                                1.337               2,686,991
                                                                                1.294               1,953,298
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2.022                      --
                                                                                1.858               3,678,397
                                                                                1.654               2,610,275
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.067                      --
                                                                                1.028               4,768,839
                                                                                1.012               6,794,346
                                                                                1.010               4,139,097
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.123                      --
                                                                                0.998                 232,637
                                                                                1.002                 163,053
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.243                      --
                                                                                1.167               2,704,035
                                                                                1.143               3,405,177
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.349                      --
                                                                                1.320               4,605,978
                                                                                1.230               4,848,558
                                                                                1.065               3,503,527
                                                                                1.092               3,804,349

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2013   1.103
                                                                                 2012   1.013
                                                                                 2011   1.068
                                                                                 2010   0.993
                                                                                 2009   0.871
                                                                                 2008   1.312
                                                                                 2007   1.252
                                                                                 2006   1.086
                                                                                 2005   0.986
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.251
                                                                                 2006   1.065
                                                                                 2005   0.978
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2006   1.585
                                                                                 2005   1.493
                                                                                 2004   1.283
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.479
                                                                                 2010   1.298
                                                                                 2009   1.055
                                                                                 2008   1.633
                                                                                 2007   1.583
                                                                                 2006   1.381
                                                                                 2005   1.324
                                                                                 2004   1.213
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.747
                                                                                 2008   1.154
                                                                                 2007   1.148
                                                                                 2006   1.041
                                                                                 2005   0.996
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.355
                                                                                 2009   0.860
                                                                                 2008   1.357
                                                                                 2007   1.305
                                                                                 2006   1.224
                                                                                 2005   1.223
                                                                                 2004   1.152
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.750
                                                                                 2008   1.266
                                                                                 2007   1.222
                                                                                 2006   1.085
                                                                                 2005   1.003
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.700
                                                                                 2008   1.394
                                                                                 2007   1.318
                                                                                 2006   1.228
                                                                                 2005   1.208
                                                                                 2004   1.154
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.240
                                                                                 2008   2.295
                                                                                 2007   2.059
                                                                                 2006   1.706
                                                                                 2005   1.504
                                                                                 2004   1.290
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.763
                                                                                 2008   1.257
                                                                                 2007   1.181
                                                                                 2006   1.167
                                                                                 2005   1.095
                                                                                 2004   1.028
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.174
                                                                                 2006   1.106
                                                                                 2005   1.074
                                                                                 2004   1.061
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.095
                                                                                 2008   1.797
                                                                                 2007   1.966
                                                                                 2006   1.749
                                                                                 2005   1.599
                                                                                 2004   1.355



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 1.397               2,432,292
                                                                                 1.103               3,009,187
                                                                                 1.013               3,280,088
                                                                                 1.068               3,808,059
                                                                                 0.993               4,206,784
                                                                                 0.871               3,598,356
                                                                                 1.312               4,044,082
                                                                                 1.252               2,827,528
                                                                                 1.086               1,193,160
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 1.377                      --
                                                                                 1.251                  70,810
                                                                                 1.065                  26,014
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2.015                      --
                                                                                 1.585                  64,918
                                                                                 1.493                  44,760
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 1.582                      --
                                                                                 1.479               3,159,004
                                                                                 1.298               3,570,805
                                                                                 1.055               4,691,252
                                                                                 1.633               5,631,988
                                                                                 1.583               3,751,011
                                                                                 1.381               3,454,934
                                                                                 1.324               5,894,045
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 0.745                      --
                                                                                 0.747               1,704,975
                                                                                 1.154               1,848,001
                                                                                 1.148               1,278,481
                                                                                 1.041                 337,542
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.452                      --
                                                                                 1.355               7,476,040
                                                                                 0.860               5,955,607
                                                                                 1.357               7,494,369
                                                                                 1.305               9,697,077
                                                                                 1.224               7,620,435
                                                                                 1.223              12,218,704
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.718                      --
                                                                                 0.750               1,159,831
                                                                                 1.266               1,471,687
                                                                                 1.222               1,235,655
                                                                                 1.085                 202,129
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.737                      --
                                                                                 0.700               1,382,110
                                                                                 1.394               1,632,565
                                                                                 1.318               1,610,538
                                                                                 1.228               1,726,868
                                                                                 1.208               2,676,216
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 1.133                      --
                                                                                 1.240               1,301,133
                                                                                 2.295               1,649,508
                                                                                 2.059               1,196,732
                                                                                 1.706                 568,600
                                                                                 1.504                 879,341
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.786                      --
                                                                                 0.763               2,074,678
                                                                                 1.257               2,476,758
                                                                                 1.181               2,348,224
                                                                                 1.167               1,685,546
                                                                                 1.095                 459,187
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.388                      --
                                                                                 1.174               1,226,059
                                                                                 1.106                 936,147
                                                                                 1.074                 371,400
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 1.045                      --
                                                                                 1.095               2,490,140
                                                                                 1.797               2,852,927
                                                                                 1.966               3,129,990
                                                                                 1.749               2,669,108
                                                                                 1.599               1,873,587

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 Pioneer Small Company VCT Subaccount (Class II) (6/03)....................... 2006   1.434
                                                                               2005   1.433
                                                                               2004   1.285
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 2009   1.131
                                                                               2008   1.301
                                                                               2007   1.245
                                                                               2006   1.190
                                                                               2005   1.179
                                                                               2004   1.089
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 2007   1.526
                                                                               2006   1.347
                                                                               2005   1.307
                                                                               2004   1.192
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.962
                                                                               2012   2.694
                                                                               2011   3.582
                                                                               2010   3.147
                                                                               2009   1.837
                                                                               2008   4.474
                                                                               2007   3.190
                                                                               2006   2.391
                                                                               2005   1.764
                                                                               2004   1.510
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.730
                                                                               2012   1.598
                                                                               2011   1.534
                                                                               2010   1.307
                                                                               2009   1.165
                                                                               2008   1.703
                                                                               2007   1.720
                                                                               2006   1.430
                                                                               2005   1.377
                                                                               2004   1.205
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.218
                                                                               2012   1.105
                                                                               2011   1.161
                                                                               2010   1.027
                                                                               2009   0.786
                                                                               2008   1.230
                                                                               2007   1.182
                                                                               2006   1.065
                                                                               2005   0.983
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.241
                                                                               2012   1.130
                                                                               2011   1.172
                                                                               2010   1.045
                                                                               2009   0.807
                                                                               2008   1.190
                                                                               2007   1.144
                                                                               2006   1.050
                                                                               2005   0.993
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.822
                                                                               2012   1.670
                                                                               2011   1.801
                                                                               2010   1.551
                                                                               2009   1.258
                                                                               2008   1.928
                                                                               2007   1.859
                                                                               2006   1.682
                                                                               2005   1.587
                                                                               2004   1.324



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 Pioneer Small Company VCT Subaccount (Class II) (6/03)....................... 1.523                      --
                                                                               1.434                 419,974
                                                                               1.433                 210,149
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 1.197                      --
                                                                               1.131               8,328,257
                                                                               1.301               9,110,661
                                                                               1.245               9,142,180
                                                                               1.190               8,241,194
                                                                               1.179               5,743,172
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 1.528                      --
                                                                               1.526               2,337,917
                                                                               1.347               2,421,565
                                                                               1.307               2,096,510
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2.852                 847,496
                                                                               2.962               1,120,776
                                                                               2.694               1,346,342
                                                                               3.582               1,596,518
                                                                               3.147               1,761,043
                                                                               1.837               1,762,960
                                                                               4.474               2,011,775
                                                                               3.190               1,830,275
                                                                               2.391               1,486,700
                                                                               1.764               1,065,039
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2.194               2,179,154
                                                                               1.730               2,557,034
                                                                               1.598               2,994,484
                                                                               1.534               3,266,040
                                                                               1.307               3,687,192
                                                                               1.165               4,667,821
                                                                               1.703               6,027,323
                                                                               1.720               5,768,509
                                                                               1.430               5,347,969
                                                                               1.377               3,654,987
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 1.430               4,145,668
                                                                               1.218               5,042,778
                                                                               1.105               5,387,864
                                                                               1.161               5,688,750
                                                                               1.027               5,750,319
                                                                               0.786               6,942,526
                                                                               1.230               6,977,094
                                                                               1.182               4,945,595
                                                                               1.065               2,086,772
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 1.421               5,095,981
                                                                               1.241               7,336,704
                                                                               1.130               7,797,111
                                                                               1.172               9,063,688
                                                                               1.045              11,902,467
                                                                               0.807              15,700,518
                                                                               1.190              17,658,937
                                                                               1.144              15,516,288
                                                                               1.050               9,264,900
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2.381               1,017,811
                                                                               1.822               1,275,134
                                                                               1.670               1,644,377
                                                                               1.801               1,925,836
                                                                               1.551               2,087,828
                                                                               1.258               3,000,107
                                                                               1.928               3,743,748
                                                                               1.859               3,474,635
                                                                               1.682               3,388,779
                                                                               1.587               2,347,880

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2013   2.501           2.501           1,061,571
                                                                     2012   2.189           2.501           1,357,583
                                                                     2011   2.025           2.189           1,510,689
                                                                     2010   1.600           2.025           1,739,293
                                                                     2009   1.235           1.600           1,923,485
                                                                     2008   2.035           1.235           1,900,438
                                                                     2007   2.555           2.035           2,341,756
                                                                     2006   1.901           2.555           2,842,057
                                                                     2005   1.681           1.901           2,624,804
                                                                     2004   1.261           1.681           1,854,183



                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   0.985
                                                                                    2006   1.000
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.099
                                                                                    2007   1.036
                                                                                    2006   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.108
                                                                                    2012   1.019
                                                                                    2011   0.989
                                                                                    2010   0.844
                                                                                    2009   0.741
                                                                                    2008   1.046
                                                                                    2007   1.107
                                                                                    2006   1.000
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.032
                                                                                    2012   0.959
                                                                                    2011   1.037
                                                                                    2010   0.836
                                                                                    2009   0.600
                                                                                    2008   1.074
                                                                                    2007   0.994
                                                                                    2006   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.029
                                                                                    2012   0.896
                                                                                    2011   1.032
                                                                                    2010   0.980
                                                                                    2009   0.736
                                                                                    2008   1.271
                                                                                    2007   1.133
                                                                                    2006   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.039
                                                                                    2012   0.903
                                                                                    2011   0.910
                                                                                    2010   0.751
                                                                                    2009   0.576
                                                                                    2008   0.998
                                                                                    2007   1.046
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   0.968
                                                                                    2012   0.867
                                                                                    2011   0.952
                                                                                    2010   0.840
                                                                                    2009   0.668
                                                                                    2008   1.085
                                                                                    2007   1.143



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 1.046           --
                                                                                    0.985           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 1.082           --
                                                                                    1.099           --
                                                                                    1.036           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 1.396           --
                                                                                    1.108           --
                                                                                    1.019           --
                                                                                    0.989           --
                                                                                    0.844           --
                                                                                    0.741           --
                                                                                    1.046           --
                                                                                    1.107           --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 1.385           --
                                                                                    1.032           --
                                                                                    0.959           --
                                                                                    1.037           --
                                                                                    0.836           --
                                                                                    0.600           --
                                                                                    1.074           --
                                                                                    0.994           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 1.229           --
                                                                                    1.029           --
                                                                                    0.896           --
                                                                                    1.032           --
                                                                                    0.980           --
                                                                                    0.736           --
                                                                                    1.271           --
                                                                                    1.133           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 1.487           --
                                                                                    1.039           --
                                                                                    0.903           --
                                                                                    0.910           --
                                                                                    0.751           --
                                                                                    0.576           --
                                                                                    0.998           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 1.243           --
                                                                                    0.968           --
                                                                                    0.867           --
                                                                                    0.952           --
                                                                                    0.840           --
                                                                                    0.668           --
                                                                                    1.085           --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 2013   1.029
                                                                                2012   0.928
                                                                                2011   0.887
                                                                                2010   0.815
                                                                                2009   0.684
                                                                                2008   1.082
                                                                                2007   1.088
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 2007   1.102
                                                                                2006   1.000
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.067
                                                                                2006   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.024
                                                                                2006   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)......................... 2013   1.310
                                                                                2012   1.158
                                                                                2011   1.164
                                                                                2010   1.111
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.594
                                                                                2008   1.068
                                                                                2007   1.033
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 2013   1.001
                                                                                2012   0.883
                                                                                2011   1.018
                                                                                2010   0.941
                                                                                2009   0.736
                                                                                2008   1.315
                                                                                2007   1.263
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   0.910
                                                                                2012   0.890
                                                                                2011   0.968
                                                                                2010   0.811
                                                                                2009   0.610
                                                                                2008   0.975
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.828
                                                                                2011   0.864
                                                                                2010   0.813
                                                                                2009   0.582
                                                                                2008   1.109
                                                                                2007   0.999
                                                                                2006   0.994
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   0.995
                                                                                2012   0.846
                                                                                2011   0.951
                                                                                2010   0.844
                                                                                2009   0.622
                                                                                2008   1.077
                                                                                2007   1.043
                                                                                2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.348
                                                                                2012   1.270
                                                                                2011   1.287
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   0.967
                                                                                2012   0.902
                                                                                2011   1.034
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.379
                                                                                2012   1.274
                                                                                2011   1.268
                                                                                2010   1.165
                                                                                2009   0.961



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 1.256           --
                                                                                1.029           --
                                                                                0.928           --
                                                                                0.887           --
                                                                                0.815           --
                                                                                0.684           --
                                                                                1.082           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 1.150           --
                                                                                1.102           --
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 1.093           --
                                                                                1.067           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 1.055           --
                                                                                1.024           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)......................... 1.392           --
                                                                                1.310           --
                                                                                1.158           --
                                                                                1.164           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 0.562           --
                                                                                0.594           --
                                                                                1.068           --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 1.160           --
                                                                                1.001           --
                                                                                0.883           --
                                                                                1.018           --
                                                                                0.941           --
                                                                                0.736           --
                                                                                1.315           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 0.983           --
                                                                                0.910           --
                                                                                0.890           --
                                                                                0.968           --
                                                                                0.811           --
                                                                                0.610           --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 0.927           --
                                                                                0.828           --
                                                                                0.864           --
                                                                                0.813           --
                                                                                0.582           --
                                                                                1.109           --
                                                                                0.999           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 1.229           --
                                                                                0.995           --
                                                                                0.846           --
                                                                                0.951           --
                                                                                0.844           --
                                                                                0.622           --
                                                                                1.077           --
                                                                                1.043           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.284           --
                                                                                1.348           --
                                                                                1.270           --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 1.246           --
                                                                                0.967           --
                                                                                0.902           --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.359           --
                                                                                1.379           --
                                                                                1.274           --
                                                                                1.268           --
                                                                                1.165           --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   0.820
                                                                                2012   0.740
                                                                                2011   0.837
                                                                                2010   0.720
                                                                                2009   0.578
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.927
                                                                                2012   0.955
                                                                                2011   0.983
                                                                                2010   1.012
                                                                                2009   1.037
                                                                                2008   1.038
                                                                                2007   1.017
                                                                                2006   1.004
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.880
                                                                                2012   0.920
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2013   1.065
                                                                                2012   0.985
                                                                                2011   0.993
                                                                                2010   0.931
                                                                                2009   0.810
                                                                                2008   1.074
                                                                                2007   1.102
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   0.989
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.000
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.000
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.005
                                                                                2006   1.000
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   1.000
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.000
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.265
                                                                                2010   1.195
                                                                                2009   1.049
                                                                                2008   1.089
                                                                                2007   1.079
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   0.893
                                                                                2012   0.832
                                                                                2011   0.889
                                                                                2010   0.837
                                                                                2009   0.745
                                                                                2008   1.137
                                                                                2007   1.100
                                                                                2006   1.000
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.106
                                                                                2006   1.000
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.000
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   0.973
                                                                                2010   0.866
                                                                                2009   0.713
                                                                                2008   1.119
                                                                                2007   1.099
                                                                                2006   1.000
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.680
                                                                                2008   1.065
                                                                                2007   1.073
                                                                                2006   1.000



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 1.068                     --
                                                                                0.820                     --
                                                                                0.740                     --
                                                                                0.837                     --
                                                                                0.720                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 0.901                     --
                                                                                0.927                     --
                                                                                0.955                     --
                                                                                0.983                     --
                                                                                1.012                     --
                                                                                1.037                     --
                                                                                1.038                     --
                                                                                1.017                144,557
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 1.169                     --
                                                                                0.880                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.228                     --
                                                                                1.065                     --
                                                                                0.985                     --
                                                                                0.993                     --
                                                                                0.931                     --
                                                                                0.810                     --
                                                                                1.074                136,677
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.223                     --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.004                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.005                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 1.033                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.031                     --
                                                                                1.005                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.084                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.030                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.287                     --
                                                                                1.265                     --
                                                                                1.195                     --
                                                                                1.049                     --
                                                                                1.089                     --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 1.116                     --
                                                                                0.893                     --
                                                                                0.832                     --
                                                                                0.889                     --
                                                                                0.837                     --
                                                                                0.745                     --
                                                                                1.137                     --
                                                                                1.100                     --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 1.204                     --
                                                                                1.106                     --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 1.190                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 1.036                     --
                                                                                0.973                     --
                                                                                0.866                     --
                                                                                0.713                     --
                                                                                1.119                     --
                                                                                1.099                     --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 0.675                     --
                                                                                0.680                     --
                                                                                1.065                     --
                                                                                1.073                     --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.040
                                                                                 2009   0.669
                                                                                 2008   1.070
                                                                                 2007   1.043
                                                                                 2006   1.000
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.639
                                                                                 2008   1.093
                                                                                 2007   1.070
                                                                                 2006   1.000
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.544
                                                                                 2008   1.100
                                                                                 2007   1.054
                                                                                 2006   1.000
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.657
                                                                                 2008   1.234
                                                                                 2007   1.121
                                                                                 2006   1.000
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.618
                                                                                 2008   1.031
                                                                                 2007   0.982
                                                                                 2006   1.000
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.003
                                                                                 2006   1.000
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.561
                                                                                 2008   0.933
                                                                                 2007   1.035
                                                                                 2006   1.000
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.000
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   0.909
                                                                                 2008   1.060
                                                                                 2007   1.028
                                                                                 2006   1.000
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.080
                                                                                 2006   1.000
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 2013   1.010
                                                                                 2012   0.932
                                                                                 2011   1.256
                                                                                 2010   1.118
                                                                                 2009   0.661
                                                                                 2008   1.633
                                                                                 2007   1.180
                                                                                 2006   1.000
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)......................... 2013   1.066
                                                                                 2012   0.999
                                                                                 2011   0.972
                                                                                 2010   0.839
                                                                                 2009   0.758
                                                                                 2008   1.123
                                                                                 2007   1.150
                                                                                 2006   1.000
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)............ 2013   1.007
                                                                                 2012   0.927
                                                                                 2011   0.986
                                                                                 2010   0.885
                                                                                 2009   0.686
                                                                                 2008   1.089
                                                                                 2007   1.060
                                                                                 2006   1.000
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05).......... 2013   1.049
                                                                                 2012   0.968
                                                                                 2011   1.018
                                                                                 2010   0.920
                                                                                 2009   0.720
                                                                                 2008   1.076
                                                                                 2007   1.049
                                                                                 2006   1.000



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.110                     --
                                                                                 1.040                     --
                                                                                 0.669                     --
                                                                                 1.070                     --
                                                                                 1.043                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.609                     --
                                                                                 0.639                     --
                                                                                 1.093                     --
                                                                                 1.070                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.571                     --
                                                                                 0.544                     --
                                                                                 1.100                     --
                                                                                 1.054                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 0.598                     --
                                                                                 0.657                     --
                                                                                 1.234                     --
                                                                                 1.121                     --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.634                     --
                                                                                 0.618                     --
                                                                                 1.031                     --
                                                                                 0.982                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.173                     --
                                                                                 1.003                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 0.533                     --
                                                                                 0.561                     --
                                                                                 0.933                     --
                                                                                 1.035                     --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 0.986                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 0.958                     --
                                                                                 0.909                     --
                                                                                 1.060                     --
                                                                                 1.028                     --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 1.069                     --
                                                                                 1.080                     --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 0.960                     --
                                                                                 1.010                     --
                                                                                 0.932                     --
                                                                                 1.256                     --
                                                                                 1.118                     --
                                                                                 0.661                     --
                                                                                 1.633                     --
                                                                                 1.180                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)......................... 1.335                     --
                                                                                 1.066                     --
                                                                                 0.999                     --
                                                                                 0.972                     --
                                                                                 0.839                     --
                                                                                 0.758                     --
                                                                                 1.123                     --
                                                                                 1.150                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)............ 1.167                 95,067
                                                                                 1.007                 95,251
                                                                                 0.927                350,066
                                                                                 0.986                346,157
                                                                                 0.885                341,559
                                                                                 0.686                341,852
                                                                                 1.089                335,694
                                                                                 1.060                268,213
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05).......... 1.185                     --
                                                                                 1.049                     --
                                                                                 0.968                 67,162
                                                                                 1.018                 67,162
                                                                                 0.920                 67,162
                                                                                 0.720                 67,162
                                                                                 1.076                 67,162
                                                                                 1.049                 67,162

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2013   0.961           1.239           --
                                                                     2012   0.893           0.961           --
                                                                     2011   0.976           0.893           --
                                                                     2010   0.852           0.976           --
                                                                     2009   0.700           0.852           --
                                                                     2008   1.088           0.700           --
                                                                     2007   1.064           1.088           --
                                                                     2006   1.000           1.064           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2013   1.124           1.108           --
                                                                     2012   0.997           1.124           --
                                                                     2011   0.935           0.997           --
                                                                     2010   0.748           0.935           --
                                                                     2009   0.586           0.748           --
                                                                     2008   0.978           0.586           --
                                                                     2007   1.245           0.978           --
                                                                     2006   1.000           1.245           --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                      FORMER NAME                                             NEW NAME
------------------------------------------------------ -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Rising Dividends Securities Fund             Franklin Rising Dividends VIP Fund
 Franklin Small-Mid Cap Growth Securities Fund         Franklin Small-Mid Cap Growth VIP Fund
 Templeton Foreign Securities Fund                     Templeton Foreign VIP Fund

UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.


             FORMER UNDERLYING FUND/TRUST                     NEW UNDERLYING FUND/TRUST
----------------------------------------------------- -----------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio         T. Rowe Price Large Cap Value Portfolio
PIONEER VARIABLE CONTRACTS TRUST                      METROPOLITAN SERIES FUND
 Pioneer Disciplined Value VCT Portfolio              MFS(R) Value Portfolio
 Pioneer Ibbotson Growth Allocation VCT Portfolio     MetLife Asset Allocation 80 Portfolio
 Pioneer Ibbotson Moderate Allocation VCT Portfolio   MetLife Asset Allocation 60 Portfolio
PIONEER VARIABLE CONTRACTS TRUST                      MET INVESTORS SERIES TRUST
 Pioneer Emerging Markets VCT Portfolio               MFS(R) Emerging Markets Equity Portfolio
 Pioneer Equity Income VCT Portfolio                  Invesco Comstock Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------
A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-70-71-75

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                        PORTFOLIO ARCHITECT PLUS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  JPMorgan Small Cap Value Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

  Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, -2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio++             0.55%     0.25%            0.22%
 Mid Cap Portfolio................................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................    0.64%     0.25%            0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.18%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --               0.80%
 American Funds Growth Fund.......................   --             0.60%       --               0.60%
 American Funds Growth-Income Fund................   --             0.54%       --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.89%       --               0.89%
 Dynamic Capital Appreciation Portfolio++            --             1.02%       --               1.02%
 Mid Cap Portfolio................................   --             0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................   --             1.03%       --               1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................   --             0.75%     0.00%              0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%              0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%              0.89%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%              0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.77%       --           0.06%
 Lord Abbett Bond Debenture Portfolio --
  Class A........................................    0.51%       --           0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................    0.87%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.68%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.08%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.65%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.73%     0.25%          0.03%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%          0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ 0.04%            0.87%     0.09%              0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A........................................   --             0.54%       --               0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................ 0.70%            1.03%       --               1.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................   --             1.27%     0.01%              1.26%
 MFS(R) Research International Portfolio --
  Class B++......................................   --             1.00%     0.06%              0.94%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             1.00%     0.03%              0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A...............   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.01%              0.84%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --               0.98%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.01%              0.82%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%              1.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A...............   --             0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.72%     0.11%              0.61%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term appreciation of           Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  capital.                                  LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
Legg Mason Investment Counsel          Seeks capital appreciation and            Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.       LLC
                                                                                 Subadviser: Legg Mason Investment
                                                                                 Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Asset Allocation 20                Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign VIP Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                                LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts:


             CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ---------------------------------------------------
     MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio - Class A
     PIMCO Inflation Protected Bond Portfolio - Class A
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class A
     METROPOLITAN SERIES FUND - CLASS A
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Western Asset Management U.S. Government Portfolio

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth

Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

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                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.383           1.353                      --
                                                                        2005   1.223           1.383                 682,786
                                                                        2004   1.146           1.223                 648,687
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   2.249           2.860               1,522,148
                                                                        2012   1.864           2.249               1,651,014
                                                                        2011   2.077           1.864               1,835,155
                                                                        2010   1.888           2.077               2,167,106
                                                                        2009   1.347           1.888               2,352,962
                                                                        2008   2.221           1.347               2,288,132
                                                                        2007   1.964           2.221               2,653,561
                                                                        2006   1.657           1.964               2,480,315
                                                                        2005   1.475           1.657               2,209,097
                                                                        2004   1.320           1.475               1,284,663
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.854           2.375               3,586,256
                                                                        2012   1.598           1.854               4,096,017
                                                                        2011   1.695           1.598               4,756,491
                                                                        2010   1.451           1.695               5,580,432
                                                                        2009   1.057           1.451               5,944,451
                                                                        2008   1.916           1.057               6,693,397
                                                                        2007   1.732           1.916               7,733,744
                                                                        2006   1.596           1.732               7,549,012
                                                                        2005   1.395           1.596               6,996,054
                                                                        2004   1.259           1.395               3,989,138
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.619           2.129               3,540,649
                                                                        2012   1.400           1.619               3,644,182
                                                                        2011   1.449           1.400               3,933,709
                                                                        2010   1.320           1.449               4,543,209
                                                                        2009   1.022           1.320               4,959,495
                                                                        2008   1.670           1.022               5,249,811
                                                                        2007   1.614           1.670               5,912,852
                                                                        2006   1.423           1.614               6,102,276
                                                                        2005   1.366           1.423               5,905,027
                                                                        2004   1.257           1.366               3,678,011
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.666           1.649                      --
                                                                        2005   1.432           1.666               1,617,903
                                                                        2004   1.217           1.432                 403,695
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03).................. 2006   1.726           2.254                      --
                                                                        2005   1.635           1.726               2,947,283
                                                                        2004   1.264           1.635               1,173,619

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.506
                                                                                       2007   1.428
                                                                                       2006   1.245
                                                                                       2005   1.212
                                                                                       2004   1.171
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.313
                                                                                       2007   1.499
                                                                                       2006   1.467
                                                                                       2005   1.408
                                                                                       2004   1.285
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.316
                                                                                       2005   1.213
                                                                                       2004   1.079
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.313
                                                                                       2005   1.211
                                                                                       2004   1.072
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 2013   1.941
                                                                                       2012   1.697
                                                                                       2011   1.773
                                                                                       2010   1.540
                                                                                       2009   1.155
                                                                                       2008   2.046
                                                                                       2007   1.772
                                                                                       2006   1.615
                                                                                       2005   1.406
                                                                                       2004   1.240
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.710
                                                                                       2012   1.420
                                                                                       2011   1.484
                                                                                       2010   1.277
                                                                                       2009   0.955
                                                                                       2008   1.654
                                                                                       2007   1.574
                                                                                       2006   1.405
                                                                                       2005   1.182
                                                                                       2004   1.185
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   2.594
                                                                                       2012   2.300
                                                                                       2011   2.620
                                                                                       2010   2.070
                                                                                       2009   1.504
                                                                                       2008   2.529
                                                                                       2007   2.227
                                                                                       2006   2.013
                                                                                       2005   1.732
                                                                                       2004   1.411
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.457
                                                                                       2005   1.339
                                                                                       2004   1.207
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.645
                                                                                       2007   2.874
                                                                                       2006   2.279
                                                                                       2005   1.816
                                                                                       2004   1.479
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2013   1.994
                                                                                       2012   1.713
                                                                                       2011   1.947
                                                                                       2010   1.824
                                                                                       2009   1.352
                                                                                       2008   2.303
                                                                                       2007   2.026
                                                                                       2006   1.694
                                                                                       2005   1.562
                                                                                       2004   1.338



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 1.442                      --
                                                                                       1.506                 472,106
                                                                                       1.428                 601,434
                                                                                       1.245                 687,164
                                                                                       1.212                 433,165
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 1.239                      --
                                                                                       1.313               1,229,258
                                                                                       1.499               1,342,028
                                                                                       1.467               1,354,441
                                                                                       1.408                 891,842
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 1.431                      --
                                                                                       1.316               1,014,567
                                                                                       1.213                  88,502
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 1.464                      --
                                                                                       1.313                 695,712
                                                                                       1.211                 295,098
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 2.502               1,935,650
                                                                                       1.941               2,255,908
                                                                                       1.697               2,499,850
                                                                                       1.773               2,807,052
                                                                                       1.540               2,939,345
                                                                                       1.155               3,166,440
                                                                                       2.046               3,125,075
                                                                                       1.772               3,406,359
                                                                                       1.615               2,889,474
                                                                                       1.406               1,106,182
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2.327                  36,951
                                                                                       1.710                  47,060
                                                                                       1.420                  50,593
                                                                                       1.484                  87,040
                                                                                       1.277                  95,172
                                                                                       0.955                 107,615
                                                                                       1.654                 221,762
                                                                                       1.574                 258,827
                                                                                       1.405                 271,035
                                                                                       1.182                 209,054
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 3.470               1,916,711
                                                                                       2.594               2,163,462
                                                                                       2.300               2,507,619
                                                                                       2.620               2,992,345
                                                                                       2.070               3,164,191
                                                                                       1.504               3,504,066
                                                                                       2.529               4,121,242
                                                                                       2.227               4,444,530
                                                                                       2.013               4,199,602
                                                                                       1.732               2,046,125
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 1.699                      --
                                                                                       1.457                 718,558
                                                                                       1.339                 296,918
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 3.316                      --
                                                                                       3.645               1,553,828
                                                                                       2.874               1,452,724
                                                                                       2.279               1,196,069
                                                                                       1.816                 486,569
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2.415               1,440,660
                                                                                       1.994               1,714,677
                                                                                       1.713               2,083,263
                                                                                       1.947               2,300,173
                                                                                       1.824               2,629,076
                                                                                       1.352               2,896,518
                                                                                       2.303               3,412,070
                                                                                       2.026               3,233,201
                                                                                       1.694               2,820,754
                                                                                       1.562               1,643,650

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)................... 2006   1.626
                                                                                   2005   1.517
                                                                                   2004   1.328
High Yield Bond Trust
 High Yield Bond Trust (6/04)..................................................... 2006   1.060
                                                                                   2005   1.063
                                                                                   2004   0.990
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).......................... 2006   1.237
                                                                                   2005   1.167
                                                                                   2004   1.094
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 2010   1.608
                                                                                   2009   1.300
                                                                                   2008   1.860
                                                                                   2007   1.552
                                                                                   2006   1.483
                                                                                   2005   1.340
                                                                                   2004   1.192
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 2008   1.677
                                                                                   2007   1.558
                                                                                   2006   1.341
                                                                                   2005   1.290
                                                                                   2004   1.254
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   2.002
                                                                                   2010   1.634
                                                                                   2009   1.058
                                                                                   2008   1.918
                                                                                   2007   1.601
                                                                                   2006   1.508
                                                                                   2005   1.373
                                                                                   2004   1.386
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.546
                                                                                   2005   1.509
                                                                                   2004   1.334
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.808
                                                                                   2012   1.547
                                                                                   2011   1.533
                                                                                   2010   1.246
                                                                                   2009   0.940
                                                                                   2008   1.602
                                                                                   2007   1.661
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.584
                                                                                   2012   1.400
                                                                                   2011   1.515
                                                                                   2010   1.320
                                                                                   2009   1.036
                                                                                   2008   1.659
                                                                                   2007   1.732
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.703
                                                                                   2012   1.492
                                                                                   2011   1.477
                                                                                   2010   1.332
                                                                                   2009   1.108
                                                                                   2008   1.591
                                                                                   2007   1.537
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.548
                                                                                   2012   1.306
                                                                                   2011   1.335
                                                                                   2010   1.235
                                                                                   2009   0.881
                                                                                   2008   1.426
                                                                                   2007   1.424



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)................... 1.950                      --
                                                                                   1.626               2,752,976
                                                                                   1.517               1,122,480
High Yield Bond Trust
 High Yield Bond Trust (6/04)..................................................... 1.084                      --
                                                                                   1.060               2,509,000
                                                                                   1.063                 742,252
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).......................... 1.278                      --
                                                                                   1.237                  61,670
                                                                                   1.167                  94,312
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 1.631                      --
                                                                                   1.608                  87,500
                                                                                   1.300                  88,565
                                                                                   1.860                  74,167
                                                                                   1.552                  52,098
                                                                                   1.483                  51,976
                                                                                   1.340                  60,932
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 1.580                      --
                                                                                   1.677                  35,029
                                                                                   1.558                  42,569
                                                                                   1.341                  39,567
                                                                                   1.290                  43,823
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2.143                      --
                                                                                   2.002                 299,819
                                                                                   1.634                 277,373
                                                                                   1.058                 228,946
                                                                                   1.918                 331,327
                                                                                   1.601                 147,445
                                                                                   1.508                 131,023
                                                                                   1.373                  94,010
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 1.735                      --
                                                                                   1.546                 726,298
                                                                                   1.509                 359,971
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2.631                 854,322
                                                                                   1.808                 860,218
                                                                                   1.547                 894,306
                                                                                   1.533               1,064,988
                                                                                   1.246               1,193,292
                                                                                   0.940               1,558,047
                                                                                   1.602               1,823,120
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2.062                 510,010
                                                                                   1.584                 559,813
                                                                                   1.400                 621,136
                                                                                   1.515                 793,654
                                                                                   1.320                 960,678
                                                                                   1.036                 998,096
                                                                                   1.659               1,225,268
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2.180                 105,876
                                                                                   1.703                 145,606
                                                                                   1.492                 148,945
                                                                                   1.477                 149,410
                                                                                   1.332                 178,737
                                                                                   1.108                 240,761
                                                                                   1.591                 212,307
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2.101                 139,946
                                                                                   1.548                 165,401
                                                                                   1.306                 227,136
                                                                                   1.335                 327,464
                                                                                   1.235                 301,414
                                                                                   0.881                 446,435
                                                                                   1.426                 613,431

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.717
                                                                              2012   1.497
                                                                              2011   1.449
                                                                              2010   1.344
                                                                              2009   1.097
                                                                              2008   1.730
                                                                              2007   1.691
                                                                              2006   1.452
                                                                              2005   1.385
                                                                              2004   1.274
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.390
                                                                              2012   2.033
                                                                              2011   2.036
                                                                              2010   1.652
                                                                              2009   1.175
                                                                              2008   2.013
                                                                              2007   1.859
                                                                              2006   1.674
                                                                              2005   1.621
                                                                              2004   1.430
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.973
                                                                              2008   1.581
                                                                              2007   1.531
                                                                              2006   1.350
                                                                              2005   1.316
                                                                              2004   1.212
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.314
                                                                              2012   1.206
                                                                              2011   1.225
                                                                              2010   1.109
                                                                              2009   0.917
                                                                              2008   1.245
                                                                              2007   1.140
                                                                              2006   1.075
                                                                              2005   1.046
                                                                              2004   0.945
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.990
                                                                              2010   0.920
                                                                              2009   0.796
                                                                              2008   1.026
                                                                              2007   1.028
                                                                              2006   1.003
                                                                              2005   0.995
                                                                              2004   0.999
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 2007   1.665
                                                                              2006   1.432
                                                                              2005   1.398
                                                                              2004   1.311
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 2007   1.377
                                                                              2006   1.341
                                                                              2005   1.295
                                                                              2004   1.308
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 2007   1.619
                                                                              2006   1.480
                                                                              2005   1.368
                                                                              2004   1.274
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 2007   1.481
                                                                              2006   1.338
                                                                              2005   1.311
                                                                              2004   1.229
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................. 2007   1.619
                                                                              2006   1.402
                                                                              2005   1.379
                                                                              2004   1.243



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2.238                 169,381
                                                                              1.717                 231,826
                                                                              1.497                 250,239
                                                                              1.449                 208,693
                                                                              1.344                 245,714
                                                                              1.097                 296,399
                                                                              1.730                 427,814
                                                                              1.691                 471,454
                                                                              1.452                 501,807
                                                                              1.385                 441,560
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 3.461                 434,520
                                                                              2.390                 418,923
                                                                              2.033                 448,314
                                                                              2.036                 467,388
                                                                              1.652                 580,085
                                                                              1.175                 590,987
                                                                              2.013                 628,587
                                                                              1.859                 726,440
                                                                              1.674                 726,603
                                                                              1.621                 538,756
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 0.947                      --
                                                                              0.973               2,030,686
                                                                              1.581               2,446,846
                                                                              1.531               2,635,077
                                                                              1.350               2,735,875
                                                                              1.316               1,700,050
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 1.536                 403,053
                                                                              1.314                 400,719
                                                                              1.206                 407,169
                                                                              1.225                 451,807
                                                                              1.109                 550,276
                                                                              0.917                 554,742
                                                                              1.245                 589,213
                                                                              1.140                 587,661
                                                                              1.075                 440,393
                                                                              1.046                 175,622
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 0.978                      --
                                                                              0.990                 438,843
                                                                              0.920                 430,668
                                                                              0.796                 471,364
                                                                              1.026                 620,275
                                                                              1.028                 752,805
                                                                              1.003                 750,615
                                                                              0.995                 370,521
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 1.747                      --
                                                                              1.665               1,177,694
                                                                              1.432               1,151,224
                                                                              1.398                 821,453
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 1.434                      --
                                                                              1.377                 619,300
                                                                              1.341                 625,036
                                                                              1.295                 624,068
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 1.676                      --
                                                                              1.619               1,920,219
                                                                              1.480               1,765,100
                                                                              1.368               1,209,453
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 1.547                      --
                                                                              1.481                 255,286
                                                                              1.338                 303,216
                                                                              1.311                 255,316
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................. 1.682                      --
                                                                              1.619               1,464,517
                                                                              1.402               1,404,543
                                                                              1.379                 615,953

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.810           1.995                      --
                                                                          2006   1.638           1.810               1,998,685
                                                                          2005   1.537           1.638               2,045,405
                                                                          2004   1.258           1.537                 993,496
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.085           1.120                      --
                                                                          2005   1.061           1.085                 907,056
                                                                          2004   0.981           1.061                 358,051
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.792           1.728                      --
                                                                          2007   1.716           1.792               1,198,858
                                                                          2006   1.802           1.716               1,257,316
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.921           2.079               1,837,367
                                                                          2012   1.669           1.921               2,108,914
                                                                          2011   1.652           1.669               2,045,855
                                                                          2010   1.443           1.652               2,427,522
                                                                          2009   0.995           1.443               2,321,643
                                                                          2008   1.331           0.995               2,625,270
                                                                          2007   1.316           1.331               3,234,841
                                                                          2006   1.248           1.316               1,245,696
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.645           1.725                      --
                                                                          2006   1.553           1.645                 597,957
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.527           2.017                 406,202
                                                                          2012   1.366           1.527                 298,428
                                                                          2011   1.385           1.366                 409,260
                                                                          2010   1.249           1.385                 384,716
                                                                          2009   1.064           1.249                 421,636
                                                                          2008   1.724           1.064                 547,331
                                                                          2007   1.711           1.724                 543,310
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.041           1.063               2,280,435
                                                                          2012   0.837           1.041               2,655,639
                                                                          2011   0.897           0.837               2,994,566
                                                                          2010   0.784           0.897               3,461,895
                                                                          2009   0.589           0.784               3,954,412
                                                                          2008   1.024           0.589               4,196,181
                                                                          2007   1.221           1.024               4,804,600
                                                                          2006   1.003           1.221               5,414,203
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.090           2.657               1,050,387
                                                                          2012   1.728           2.090               1,137,101
                                                                          2011   1.894           1.728               1,179,476
                                                                          2010   1.754           1.894               1,458,314
                                                                          2009   1.244           1.754               1,598,666
                                                                          2008   2.172           1.244               1,575,078
                                                                          2007   1.691           2.172               1,564,313
                                                                          2006   1.649           1.691               1,646,669
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   2.131           2.745                 554,492
                                                                          2012   1.672           2.131                 543,069
                                                                          2011   1.974           1.672                 567,794
                                                                          2010   1.719           1.974                 617,080
                                                                          2009   1.123           1.719                 662,726
                                                                          2008   1.924           1.123                 708,406
                                                                          2007   1.970           1.924                 807,578
                                                                          2006   1.788           1.970                 874,772
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.664           2.219                 709,571
                                                                          2012   1.426           1.664                 779,586
                                                                          2011   1.470           1.426                 933,018
                                                                          2010   1.300           1.470               1,142,490
                                                                          2009   1.041           1.300               1,256,330
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.056           1.354               1,267,280
                                                                          2012   0.935           1.056               1,504,700
                                                                          2011   0.986           0.935               1,788,746
                                                                          2010   0.798           0.986               2,088,736
                                                                          2009   0.640           0.798               2,285,415
                                                                          2008   1.062           0.640               2,503,960
                                                                          2007   1.072           1.062               3,364,724
                                                                          2006   0.965           1.072                  51,725

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013   1.573
                                                                            2012   1.348
                                                                            2011   1.381
                                                                            2010   1.109
                                                                            2009   0.839
                                                                            2008   1.388
                                                                            2007   1.265
                                                                            2006   1.274
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013   1.468
                                                                            2012   1.289
                                                                            2011   1.456
                                                                            2010   1.237
                                                                            2009   0.974
                                                                            2008   1.322
                                                                            2007   1.356
                                                                            2006   1.272
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.913
                                                                            2008   1.240
                                                                            2007   1.184
                                                                            2006   1.120
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.928
                                                                            2012   1.731
                                                                            2011   1.677
                                                                            2010   1.505
                                                                            2009   1.114
                                                                            2008   1.387
                                                                            2007   1.318
                                                                            2006   1.258
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.901
                                                                            2008   1.596
                                                                            2007   1.449
                                                                            2006   1.466
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013   0.991
                                                                            2012   0.862
                                                                            2011   1.008
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2013   2.888
                                                                            2012   2.467
                                                                            2011   3.082
                                                                            2010   2.532
                                                                            2009   1.522
                                                                            2008   3.321
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013   1.895
                                                                            2012   1.649
                                                                            2011   1.876
                                                                            2010   1.710
                                                                            2009   1.320
                                                                            2008   2.326
                                                                            2007   2.214
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   1.736
                                                                            2012   1.670
                                                                            2011   1.788
                                                                            2010   1.473
                                                                            2009   1.091
                                                                            2008   1.724
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 2013   1.078
                                                                            2012   1.040
                                                                            2011   1.115
                                                                            2010   0.922
                                                                            2009   0.685
                                                                            2008   1.127
                                                                            2007   1.271
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.............. 2013   1.088
                                                                            2012   0.912
                                                                            2011   1.012
                                                                            2010   0.886
                                                                            2009   0.644
                                                                            2008   1.100
                                                                            2007   1.051
                                                                            2006   0.996



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.176                 213,645
                                                                            1.573                  95,524
                                                                            1.348                  95,666
                                                                            1.381                  68,053
                                                                            1.109                  68,769
                                                                            0.839                  73,474
                                                                            1.388                 101,944
                                                                            1.265                  66,083
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.926                 138,175
                                                                            1.468                 158,425
                                                                            1.289                 135,565
                                                                            1.456                 128,696
                                                                            1.237                  80,496
                                                                            0.974                 140,498
                                                                            1.322                  88,649
                                                                            1.356                  23,681
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.903                      --
                                                                            0.913                 847,504
                                                                            1.240                 848,585
                                                                            1.184                 866,855
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.054                 689,075
                                                                            1.928                 716,868
                                                                            1.731                 644,745
                                                                            1.677                 705,031
                                                                            1.505                 662,082
                                                                            1.114                 716,059
                                                                            1.387                 875,686
                                                                            1.318                 869,658
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.857                      --
                                                                            0.901                 460,686
                                                                            1.596                 579,386
                                                                            1.449                 603,565
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 1.264                 165,770
                                                                            0.991                 451,068
                                                                            0.862                 256,023
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2.702                 713,302
                                                                            2.888                 820,574
                                                                            2.467                 969,247
                                                                            3.082               1,193,268
                                                                            2.532               1,264,697
                                                                            1.522               1,263,528
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2.225               1,304,709
                                                                            1.895               1,599,937
                                                                            1.649               1,791,610
                                                                            1.876               1,929,042
                                                                            1.710               2,172,868
                                                                            1.320               1,489,970
                                                                            2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.882                      --
                                                                            1.736                 783,059
                                                                            1.670                 901,142
                                                                            1.788                 965,061
                                                                            1.473               1,000,719
                                                                            1.091               1,087,114
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.168                      --
                                                                            1.078               3,042,023
                                                                            1.040               3,337,591
                                                                            1.115               3,716,664
                                                                            0.922               3,990,754
                                                                            0.685               2,711,797
                                                                            1.127                  89,796
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.............. 1.362               2,628,162
                                                                            1.088               3,227,875
                                                                            0.912               3,621,330
                                                                            1.012               4,064,418
                                                                            0.886               4,403,792
                                                                            0.644               4,832,675
                                                                            1.100               5,755,900
                                                                            1.051               5,922,776

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.634           1.465               1,957,555
                                                                          2012   1.518           1.634               2,720,268
                                                                          2011   1.383           1.518               3,119,858
                                                                          2010   1.301           1.383               3,080,081
                                                                          2009   1.116           1.301               2,972,107
                                                                          2008   1.214           1.116               3,355,786
                                                                          2007   1.146           1.214               3,177,968
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.603           1.548               6,433,826
                                                                          2012   1.490           1.603               8,842,108
                                                                          2011   1.467           1.490               9,215,698
                                                                          2010   1.377           1.467               6,092,638
                                                                          2009   1.235           1.377               5,847,652
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.517           1.987                  70,392
                                                                          2012   1.393           1.517                  66,253
                                                                          2011   1.482           1.393                  81,995
                                                                          2010   1.295           1.482                  90,198
                                                                          2009   1.062           1.295                 167,716
                                                                          2008   1.606           1.062                 176,165
                                                                          2007   1.553           1.606                 269,443
                                                                          2006   1.444           1.553                 283,597
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.164           1.286                      --
                                                                          2006   1.106           1.164                  84,676
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.737           1.737               1,132,137
                                                                          2012   1.581           1.737               1,319,025
                                                                          2011   1.549           1.581               1,343,999
                                                                          2010   1.403           1.549               1,327,183
                                                                          2009   1.071           1.403               1,350,479
                                                                          2008   1.218           1.071               1,513,676
                                                                          2007   1.160           1.218               1,834,393
                                                                          2006   1.120           1.160               1,825,798
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.905           1.991                      --
                                                                          2012   1.726           1.905                 215,738
                                                                          2011   2.135           1.726                 273,666
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.021           1.345               2,784,433
                                                                          2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
                                                                          2008   1.104           0.693               4,074,877
                                                                          2007   1.078           1.104               4,577,309
                                                                          2006   1.001           1.078               2,683,353
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.039           1.355               3,705,543
                                                                          2012   0.894           1.039               4,206,916
                                                                          2011   0.998           0.894               4,778,084
                                                                          2010   0.845           0.998               5,754,121
                                                                          2009   0.679           0.845               6,317,567
                                                                          2008   0.983           0.679               6,812,980
                                                                          2007   1.029           0.983               7,858,531
                                                                          2006   1.003           1.029               2,366,839
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.353           1.322               1,199,794
                                                                          2012   1.277           1.353               1,675,688
                                                                          2011   1.217           1.277               1,996,059
                                                                          2010   1.141           1.217               2,150,699
                                                                          2009   1.059           1.141               2,028,649
                                                                          2008   1.114           1.059               2,336,733
                                                                          2007   1.064           1.114               3,276,314
                                                                          2006   1.024           1.064               1,708,494
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.247           1.648                 811,759
                                                                          2012   1.108           1.247                 876,805
                                                                          2011   1.235           1.108                 917,166
                                                                          2010   1.047           1.235               1,229,652
                                                                          2009   0.831           1.047               1,138,143
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.299           1.542                 594,471
                                                                          2012   1.174           1.299                 613,548
                                                                          2011   1.148           1.174                 718,793
                                                                          2010   1.064           1.148                 761,158
                                                                          2009   0.917           1.064                 695,103

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013   1.022
                                                                                    2012   1.038
                                                                                    2011   1.055
                                                                                    2010   1.071
                                                                                    2009   1.083
                                                                                    2008   1.069
                                                                                    2007   1.034
                                                                                    2006   1.011
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.335
                                                                                    2012   1.201
                                                                                    2011   1.271
                                                                                    2010   1.153
                                                                                    2009   0.887
                                                                                    2008   1.436
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.775
                                                                                    2008   1.427
                                                                                    2007   1.394
                                                                                    2006   1.375
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.295
                                                                                    2012   1.137
                                                                                    2011   1.232
                                                                                    2010   1.093
                                                                                    2009   0.912
                                                                                    2008   1.519
                                                                                    2007   1.482
                                                                                    2006   1.444
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.660
                                                                                    2012   1.520
                                                                                    2011   1.594
                                                                                    2010   1.406
                                                                                    2009   0.957
                                                                                    2008   1.791
                                                                                    2007   1.510
                                                                                    2006   1.547
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.933
                                                                                    2010   0.819
                                                                                    2009   0.632
                                                                                    2008   1.078
                                                                                    2007   1.061
                                                                                    2006   1.002
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.284
                                                                                    2012   1.195
                                                                                    2011   1.175
                                                                                    2010   1.085
                                                                                    2009   0.914
                                                                                    2008   1.084
                                                                                    2007   1.043
                                                                                    2006   1.001
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.221
                                                                                    2012   1.112
                                                                                    2011   1.118
                                                                                    2010   1.018
                                                                                    2009   0.836
                                                                                    2008   1.083
                                                                                    2007   1.050
                                                                                    2006   1.002
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.145
                                                                                    2012   1.027
                                                                                    2011   1.057
                                                                                    2010   0.949
                                                                                    2009   0.761
                                                                                    2008   1.084
                                                                                    2007   1.055
                                                                                    2006   1.002



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 1.007              10,018,131
                                                                                    1.022              12,543,678
                                                                                    1.038              13,039,890
                                                                                    1.055              14,271,296
                                                                                    1.071              16,182,132
                                                                                    1.083              23,360,395
                                                                                    1.069              14,341,336
                                                                                    1.034               9,629,261
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 1.757                 477,042
                                                                                    1.335                 460,964
                                                                                    1.201                 511,611
                                                                                    1.271                 527,774
                                                                                    1.153                 457,716
                                                                                    0.887                 475,963
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 0.809                      --
                                                                                    0.775                 840,879
                                                                                    1.427                 925,820
                                                                                    1.394               1,050,103
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 1.425                      --
                                                                                    1.295                 798,370
                                                                                    1.137                 877,645
                                                                                    1.232               1,052,276
                                                                                    1.093               1,098,203
                                                                                    0.912               1,255,504
                                                                                    1.519               1,484,108
                                                                                    1.482               1,473,209
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2.167                 625,816
                                                                                    1.660                 714,243
                                                                                    1.520                 839,857
                                                                                    1.594                 992,680
                                                                                    1.406               1,015,399
                                                                                    0.957               1,122,658
                                                                                    1.791               1,360,469
                                                                                    1.510               1,370,666
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 1.011                      --
                                                                                    0.933                 227,511
                                                                                    0.819                 221,096
                                                                                    0.632                 246,943
                                                                                    1.078                 266,656
                                                                                    1.061                 263,219
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.319               1,074,480
                                                                                    1.284               2,308,137
                                                                                    1.195               1,976,282
                                                                                    1.175               1,564,637
                                                                                    1.085               1,143,234
                                                                                    0.914                 665,471
                                                                                    1.084                  78,295
                                                                                    1.043                  66,476
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.333               2,189,635
                                                                                    1.221               2,295,264
                                                                                    1.112               2,610,615
                                                                                    1.118               1,615,515
                                                                                    1.018               1,163,679
                                                                                    0.836                 972,194
                                                                                    1.083                 900,547
                                                                                    1.050                 429,592
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.330               1,752,324
                                                                                    1.145               1,388,838
                                                                                    1.027               1,105,341
                                                                                    1.057               1,263,812
                                                                                    0.949               1,174,022
                                                                                    0.761               1,078,720
                                                                                    1.084               1,239,567
                                                                                    1.055               1,348,077

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)....... 2013   1.070
                                                                                  2012   0.942
                                                                                  2011   0.994
                                                                                  2010   0.880
                                                                                  2009   0.692
                                                                                  2008   1.084
                                                                                  2007   1.060
                                                                                  2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.158
                                                                                  2012   1.019
                                                                                  2011   1.018
                                                                                  2010   0.903
                                                                                  2009   0.734
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2013   1.510
                                                                                  2012   1.377
                                                                                  2011   1.368
                                                                                  2010   1.265
                                                                                  2009   1.085
                                                                                  2008   1.419
                                                                                  2007   1.383
                                                                                  2006   1.294
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 2013   1.459
                                                                                  2012   1.270
                                                                                  2011   1.279
                                                                                  2010   1.166
                                                                                  2009   0.980
                                                                                  2008   1.475
                                                                                  2007   1.392
                                                                                  2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.895
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.177
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.206
                                                                                  2012   1.032
                                                                                  2011   1.062
                                                                                  2010   0.924
                                                                                  2009   0.656
                                                                                  2008   1.149
                                                                                  2007   1.069
                                                                                  2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.655
                                                                                  2012   1.451
                                                                                  2011   1.452
                                                                                  2010   1.095
                                                                                  2009   0.802
                                                                                  2008   1.220
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.153
                                                                                  2006   1.084
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.235
                                                                                  2012   1.212
                                                                                  2011   1.165
                                                                                  2010   1.116
                                                                                  2009   1.085
                                                                                  2008   1.104
                                                                                  2007   1.073
                                                                                  2006   1.037
Money Market Portfolio
 Money Market Subaccount (5/03).................................................. 2006   1.002
                                                                                  2005   0.989
                                                                                  2004   0.994
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................. 2006   1.096
                                                                                  2005   1.053
                                                                                  2004   0.992



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)....... 1.309               1,121,557
                                                                                  1.070               1,471,175
                                                                                  0.942               1,915,865
                                                                                  0.994               1,967,566
                                                                                  0.880               1,585,058
                                                                                  0.692               1,679,645
                                                                                  1.084               1,506,537
                                                                                  1.060               1,041,121
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 1.501               2,134,490
                                                                                  1.158               2,729,010
                                                                                  1.019               3,021,676
                                                                                  1.018               3,640,795
                                                                                  0.903               3,685,979
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 1.765               2,948,393
                                                                                  1.510               3,334,163
                                                                                  1.377               3,495,956
                                                                                  1.368               3,870,686
                                                                                  1.265               4,132,338
                                                                                  1.085               5,153,401
                                                                                  1.419               5,874,253
                                                                                  1.383               6,211,252
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 1.950               1,693,173
                                                                                  1.459               1,081,793
                                                                                  1.270               1,094,426
                                                                                  1.279               1,215,911
                                                                                  1.166               1,413,020
                                                                                  0.980               1,380,791
                                                                                  1.475               1,546,147
                                                                                  1.392               1,587,913
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2.367                 695,022
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 1.468               2,660,872
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 1.647                 668,474
                                                                                  1.206                 774,871
                                                                                  1.032                 816,568
                                                                                  1.062               1,010,584
                                                                                  0.924               1,247,569
                                                                                  0.656               1,477,950
                                                                                  1.149                 907,067
                                                                                  1.069                 879,739
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2.350               1,307,390
                                                                                  1.655               1,496,390
                                                                                  1.451               1,628,742
                                                                                  1.452               1,597,420
                                                                                  1.095               1,727,989
                                                                                  0.802               1,789,355
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 1.197                      --
                                                                                  1.153               2,774,278
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 1.209               1,174,260
                                                                                  1.235               1,375,985
                                                                                  1.212               1,550,633
                                                                                  1.165               1,893,020
                                                                                  1.116               1,876,916
                                                                                  1.085               2,138,366
                                                                                  1.104               1,902,390
                                                                                  1.073               2,479,854
Money Market Portfolio
 Money Market Subaccount (5/03).................................................. 1.011                      --
                                                                                  1.002               8,603,519
                                                                                  0.989               7,376,686
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................. 1.159                      --
                                                                                  1.096               1,107,893
                                                                                  1.053                 354,443

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)...................... 2007   1.119
                                                                                      2006   1.128
                                                                                      2005   1.122
                                                                                      2004   1.047
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)..................... 2009   1.192
                                                                                      2008   1.155
                                                                                      2007   1.079
                                                                                      2006   1.055
                                                                                      2005   1.046
                                                                                      2004   1.013
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)......................... 2007   2.056
                                                                                      2006   1.635
                                                                                      2005   1.480
                                                                                      2004   1.294
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).............................. 2007   2.163
                                                                                      2006   1.873
                                                                                      2005   1.777
                                                                                      2004   1.430
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................................ 2006   1.376
                                                                                      2005   1.286
                                                                                      2004   1.226
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.180
                                                                                      2005   1.194
                                                                                      2004   1.141
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.650
                                                                                      2005   1.490
                                                                                      2004   1.300
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.374
                                                                                      2005   1.336
                                                                                      2004   1.235
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.217
                                                                                      2005   1.205
                                                                                      2004   1.109
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.412
                                                                                      2005   1.362
                                                                                      2004   1.251
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.334
                                                                                      2005   1.247
                                                                                      2004   1.189
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.101
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.031
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.068
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.078
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.047
                                                                                      2005   1.000
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.462
                                                                                      2005   1.325
                                                                                      2004   1.161
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 2006   1.462
                                                                                      2005   1.440
                                                                                      2004   1.282
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 2006   1.253
                                                                                      2005   1.236
                                                                                      2004   1.126



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)...................... 1.141                      --
                                                                                      1.119               3,379,543
                                                                                      1.128               3,428,297
                                                                                      1.122               1,935,023
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)..................... 1.232                      --
                                                                                      1.192               5,724,472
                                                                                      1.155               5,839,917
                                                                                      1.079               6,333,804
                                                                                      1.055               6,330,516
                                                                                      1.046               3,338,453
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)......................... 2.226                      --
                                                                                      2.056                 125,668
                                                                                      1.635                 147,722
                                                                                      1.480                 165,438
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).............................. 2.310                      --
                                                                                      2.163               2,851,225
                                                                                      1.873               2,793,772
                                                                                      1.777               1,543,078
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................................ 1.466                      --
                                                                                      1.376                 532,043
                                                                                      1.286                 281,369
 Travelers Convertible Securities Subaccount (6/03).................................. 1.258                      --
                                                                                      1.180                 801,813
                                                                                      1.194                 644,106
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 1.802                      --
                                                                                      1.650               1,336,963
                                                                                      1.490               1,090,380
 Travelers Equity Income Subaccount (5/03)........................................... 1.444                      --
                                                                                      1.374               1,510,545
                                                                                      1.336                 790,227
 Travelers Federated High Yield Subaccount (5/03).................................... 1.248                      --
                                                                                      1.217               1,281,352
                                                                                      1.205                 981,663
 Travelers Federated Stock Subaccount (6/03)......................................... 1.463                      --
                                                                                      1.412                 202,687
                                                                                      1.362                 158,920
 Travelers Large Cap Subaccount (6/03)............................................... 1.375                      --
                                                                                      1.334                 627,924
                                                                                      1.247                 364,940
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 1.170                      --
                                                                                      1.101                 217,807
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 1.035                      --
                                                                                      1.031                  58,058
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 1.106                      --
                                                                                      1.068               1,120,140
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 1.125                      --
                                                                                      1.078                 916,189
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 1.068                      --
                                                                                      1.047                 164,811
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 1.553                      --
                                                                                      1.462                 576,006
                                                                                      1.325                 253,889
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 1.547                      --
                                                                                      1.462               1,428,023
                                                                                      1.440                 693,904
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 1.294                      --
                                                                                      1.253               6,261,806
                                                                                      1.236               3,363,309

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.165           1.259                      --
                                                                          2005   1.112           1.165               1,392,598
                                                                          2004   0.962           1.112                 646,507
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.556           1.788                      --
                                                                          2005   1.443           1.556                 711,397
                                                                          2004   1.266           1.443                 402,126
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.361           1.444                      --
                                                                          2005   1.304           1.361                 291,235
                                                                          2004   1.192           1.304                 136,056
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.051           1.106                      --
                                                                          2005   1.000           1.051                  22,497
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.108           1.120                      --
                                                                          2005   1.086           1.108               1,569,037
                                                                          2004   0.971           1.086                 275,405
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.033           1.024                      --
                                                                          2005   1.033           1.033               3,810,814
                                                                          2004   1.015           1.033               2,775,855
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.340           1.398                      --
                                                                          2005   1.334           1.340                 365,247
                                                                          2004   1.229           1.334                 198,056
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.107           1.274                      --
                                                                          2005   1.000           1.107                  30,325
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.109           1.272                      --
                                                                          2005   1.000           1.109                      --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.075           1.037                      --
                                                                          2005   1.047           1.075               2,432,490
                                                                          2004   0.979           1.047                 823,107
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.038           1.007                      --
                                                                          2008   1.642           1.038               1,401,595
                                                                          2007   1.708           1.642               1,712,423
                                                                          2006   1.495           1.708               1,931,195
                                                                          2005   1.458           1.495               1,945,161
                                                                          2004   1.261           1.458                 872,734
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.841           0.862                      --
                                                                          2008   1.501           0.841                  43,526
                                                                          2007   1.356           1.501                  41,376
                                                                          2006   1.289           1.356                  43,299
                                                                          2005   1.214           1.289                  44,689
                                                                          2004   1.188           1.214                  42,818



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.183           1.145                    --
                                                                        2005   1.057           1.183                    --
                                                                        2004   1.000           1.057                    --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   1.558           1.961                13,253
                                                                        2012   1.305           1.558                14,624
                                                                        2011   1.470           1.305                15,413
                                                                        2010   1.350           1.470                16,891
                                                                        2009   0.974           1.350                19,318
                                                                        2008   1.622           0.974                35,569
                                                                        2007   1.450           1.622                39,975
                                                                        2006   1.236           1.450                41,330
                                                                        2005   1.112           1.236                40,074
                                                                        2004   1.000           1.112                 5,051

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2013   1.325
                                                                                       2012   1.154
                                                                                       2011   1.237
                                                                                       2010   1.070
                                                                                       2009   0.788
                                                                                       2008   1.443
                                                                                       2007   1.318
                                                                                       2006   1.228
                                                                                       2005   1.084
                                                                                       2004   1.000
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2013   1.159
                                                                                       2012   1.013
                                                                                       2011   1.059
                                                                                       2010   0.975
                                                                                       2009   0.763
                                                                                       2008   1.260
                                                                                       2007   1.231
                                                                                       2006   1.097
                                                                                       2005   1.063
                                                                                       2004   1.000
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.345
                                                                                       2005   1.168
                                                                                       2004   1.000
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.343
                                                                                       2005   1.286
                                                                                       2004   1.000
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.230
                                                                                       2007   1.179
                                                                                       2006   1.039
                                                                                       2005   1.021
                                                                                       2004   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   0.986
                                                                                       2007   1.138
                                                                                       2006   1.126
                                                                                       2005   1.092
                                                                                       2004   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.197
                                                                                       2005   1.115
                                                                                       2004   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.199
                                                                                       2005   1.118
                                                                                       2004   1.000
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 2013   1.403
                                                                                       2012   1.240
                                                                                       2011   1.309
                                                                                       2010   1.149
                                                                                       2009   0.871
                                                                                       2008   1.559
                                                                                       2007   1.364
                                                                                       2006   1.257
                                                                                       2005   1.105
                                                                                       2004   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.381
                                                                                       2012   1.159
                                                                                       2011   1.224
                                                                                       2010   1.065
                                                                                       2009   0.805
                                                                                       2008   1.408
                                                                                       2007   1.354
                                                                                       2006   1.221
                                                                                       2005   1.038
                                                                                       2004   1.000



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 1.680                 92,998
                                                                                       1.325                 98,162
                                                                                       1.154                100,758
                                                                                       1.237                121,282
                                                                                       1.070                129,536
                                                                                       0.788                150,195
                                                                                       1.443                151,126
                                                                                       1.318                162,233
                                                                                       1.228                146,374
                                                                                       1.084                  7,719
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 1.508                188,396
                                                                                       1.159                210,648
                                                                                       1.013                232,623
                                                                                       1.059                239,920
                                                                                       0.975                255,155
                                                                                       0.763                295,324
                                                                                       1.260                297,337
                                                                                       1.231                296,976
                                                                                       1.097                301,546
                                                                                       1.063                 10,471
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 1.326                     --
                                                                                       1.345                 27,231
                                                                                       1.168                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 1.735                     --
                                                                                       1.343                 23,582
                                                                                       1.286                  4,335
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 1.174                     --
                                                                                       1.230                  8,188
                                                                                       1.179                  8,985
                                                                                       1.039                  8,990
                                                                                       1.021                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 0.928                     --
                                                                                       0.986                 17,190
                                                                                       1.138                 15,604
                                                                                       1.126                 12,961
                                                                                       1.092                     --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 1.298                     --
                                                                                       1.197                 32,568
                                                                                       1.115                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 1.332                     --
                                                                                       1.199                113,859
                                                                                       1.118                     --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 1.790                 20,922
                                                                                       1.403                 31,780
                                                                                       1.240                 32,761
                                                                                       1.309                 48,966
                                                                                       1.149                 48,169
                                                                                       0.871                 49,113
                                                                                       1.559                 41,354
                                                                                       1.364                 61,623
                                                                                       1.257                 54,573
                                                                                       1.105                     --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 1.860                     --
                                                                                       1.381                     --
                                                                                       1.159                     --
                                                                                       1.224                     --
                                                                                       1.065                     --
                                                                                       0.805                     --
                                                                                       1.408                     --
                                                                                       1.354                     --
                                                                                       1.221                     --
                                                                                       1.038                     --

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).......................... 2013   1.687
                                                                                    2012   1.512
                                                                                    2011   1.741
                                                                                    2010   1.389
                                                                                    2009   1.020
                                                                                    2008   1.734
                                                                                    2007   1.543
                                                                                    2006   1.409
                                                                                    2005   1.225
                                                                                    2004   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)....................... 2006   1.184
                                                                                    2005   1.099
                                                                                    2004   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........ 2008   2.449
                                                                                    2007   1.952
                                                                                    2006   1.564
                                                                                    2005   1.260
                                                                                    2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.355
                                                                                    2012   1.177
                                                                                    2011   1.351
                                                                                    2010   1.279
                                                                                    2009   0.958
                                                                                    2008   1.650
                                                                                    2007   1.467
                                                                                    2006   1.239
                                                                                    2005   1.154
                                                                                    2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................... 2006   1.186
                                                                                    2005   1.118
                                                                                    2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (6/04)...................................................... 2006   1.061
                                                                                    2005   1.074
                                                                                    2004   1.006
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)........................... 2006   1.119
                                                                                    2005   1.067
                                                                                    2004   1.000
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............... 2010   1.181
                                                                                    2009   0.964
                                                                                    2008   1.395
                                                                                    2007   1.176
                                                                                    2006   1.135
                                                                                    2005   1.037
                                                                                    2004   1.000
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................... 2008   1.367
                                                                                    2007   1.283
                                                                                    2006   1.117
                                                                                    2005   1.085
                                                                                    2004   1.000
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................. 2011   1.439
                                                                                    2010   1.187
                                                                                    2009   0.777
                                                                                    2008   1.423
                                                                                    2007   1.200
                                                                                    2006   1.142
                                                                                    2005   1.051
                                                                                    2004   1.000
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)..................................... 2006   1.139
                                                                                    2005   1.124
                                                                                    2004   1.000



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).......................... 2.234                 32,897
                                                                                    1.687                 37,296
                                                                                    1.512                 36,027
                                                                                    1.741                 41,179
                                                                                    1.389                 49,245
                                                                                    1.020                 53,857
                                                                                    1.734                 47,675
                                                                                    1.543                 49,551
                                                                                    1.409                 32,733
                                                                                    1.225                     --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)....................... 1.365                     --
                                                                                    1.184                  3,577
                                                                                    1.099                  2,543
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........ 2.221                     --
                                                                                    2.449                 55,231
                                                                                    1.952                 59,357
                                                                                    1.564                 58,687
                                                                                    1.260                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 1.624                114,676
                                                                                    1.355                118,023
                                                                                    1.177                125,466
                                                                                    1.351                122,966
                                                                                    1.279                120,080
                                                                                    0.958                118,480
                                                                                    1.650                112,977
                                                                                    1.467                123,624
                                                                                    1.239                113,416
                                                                                    1.154                  4,481
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................... 1.408                     --
                                                                                    1.186                    976
                                                                                    1.118                     --
High Yield Bond Trust
 High Yield Bond Trust (6/04)...................................................... 1.081                     --
                                                                                    1.061                 33,026
                                                                                    1.074                     --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)........................... 1.152                     --
                                                                                    1.119                     --
                                                                                    1.067                     --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............... 1.193                     --
                                                                                    1.181                     --
                                                                                    0.964                     --
                                                                                    1.395                     --
                                                                                    1.176                     --
                                                                                    1.135                     --
                                                                                    1.037                     --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................... 0.735                     --
                                                                                    1.367                     --
                                                                                    1.283                     --
                                                                                    1.117                     --
                                                                                    1.085                     --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................. 1.536                     --
                                                                                    1.439                     --
                                                                                    1.187                     --
                                                                                    0.777                     --
                                                                                    1.423                     --
                                                                                    1.200                     --
                                                                                    1.142                     --
                                                                                    1.051                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)..................................... 1.268                     --
                                                                                    1.139                  1,014
                                                                                    1.124                     --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07).... 2013   1.279
                                                                               2012   1.106
                                                                               2011   1.108
                                                                               2010   0.910
                                                                               2009   0.694
                                                                               2008   1.195
                                                                               2007   1.248
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2013   1.100
                                                                               2012   0.982
                                                                               2011   1.075
                                                                               2010   0.946
                                                                               2009   0.750
                                                                               2008   1.215
                                                                               2007   1.277
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)......... 2013   1.270
                                                                               2012   1.125
                                                                               2011   1.125
                                                                               2010   1.025
                                                                               2009   0.862
                                                                               2008   1.251
                                                                               2007   1.217
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)..... 2013   1.087
                                                                               2012   0.927
                                                                               2011   0.958
                                                                               2010   0.895
                                                                               2009   0.645
                                                                               2008   1.056
                                                                               2007   1.062
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)...... 2013   1.229
                                                                               2012   1.083
                                                                               2011   1.059
                                                                               2010   0.993
                                                                               2009   0.819
                                                                               2008   1.305
                                                                               2007   1.289
                                                                               2006   1.119
                                                                               2005   1.078
                                                                               2004   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)..... 2013   1.579
                                                                               2012   1.357
                                                                               2011   1.374
                                                                               2010   1.126
                                                                               2009   0.810
                                                                               2008   1.402
                                                                               2007   1.308
                                                                               2006   1.190
                                                                               2005   1.164
                                                                               2004   1.000
 LMPVET Equity Index Subaccount (Class II) (5/03)............................. 2009   0.758
                                                                               2008   1.244
                                                                               2007   1.217
                                                                               2006   1.085
                                                                               2005   1.068
                                                                               2004   1.000
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)........ 2013   1.240
                                                                               2012   1.150
                                                                               2011   1.180
                                                                               2010   1.080
                                                                               2009   0.902
                                                                               2008   1.238
                                                                               2007   1.146
                                                                               2006   1.092
                                                                               2005   1.074
                                                                               2004   1.000



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07).... 1.842                    --
                                                                               1.279                    --
                                                                               1.106                    --
                                                                               1.108                    --
                                                                               0.910                    --
                                                                               0.694                    --
                                                                               1.195                    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 1.417                   653
                                                                               1.100                   655
                                                                               0.982                   657
                                                                               1.075                   659
                                                                               0.946                   745
                                                                               0.750                   747
                                                                               1.215                   749
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)......... 1.609                    --
                                                                               1.270                    --
                                                                               1.125                    --
                                                                               1.125                    --
                                                                               1.025                    --
                                                                               0.862                    --
                                                                               1.251                    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)..... 1.460                    --
                                                                               1.087                    --
                                                                               0.927                    --
                                                                               0.958                    --
                                                                               0.895                    --
                                                                               0.645                    --
                                                                               1.056                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)...... 1.585                 7,985
                                                                               1.229                 8,057
                                                                               1.083                 8,521
                                                                               1.059                 9,058
                                                                               0.993                 8,475
                                                                               0.819                 7,875
                                                                               1.305                 7,561
                                                                               1.289                    --
                                                                               1.119                    --
                                                                               1.078                    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)..... 2.262                 7,151
                                                                               1.579                 7,290
                                                                               1.357                 7,421
                                                                               1.374                15,582
                                                                               1.126                15,354
                                                                               0.810                14,860
                                                                               1.402                13,817
                                                                               1.308                12,485
                                                                               1.190                 6,033
                                                                               1.164                    --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................. 0.735                    --
                                                                               0.758                    --
                                                                               1.244                    --
                                                                               1.217                    --
                                                                               1.085                    --
                                                                               1.068                    --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)........ 1.434                    --
                                                                               1.240                    --
                                                                               1.150                    --
                                                                               1.180                    --
                                                                               1.080                    --
                                                                               0.902                    --
                                                                               1.238                    --
                                                                               1.146                10,685
                                                                               1.092                10,309
                                                                               1.074                    --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03).... 2011   0.930
                                                                             2010   0.875
                                                                             2009   0.764
                                                                             2008   0.995
                                                                             2007   1.008
                                                                             2006   0.994
                                                                             2005   0.996
                                                                             2004   1.000
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)................................. 2007   1.232
                                                                             2006   1.070
                                                                             2005   1.056
                                                                             2004   1.000
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................ 2007   1.030
                                                                             2006   1.014
                                                                             2005   0.989
                                                                             2004   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)...................... 2007   1.220
                                                                             2006   1.127
                                                                             2005   1.053
                                                                             2004   1.000
 LMPVPII Growth and Income Subaccount (Class I) (7/03)...................... 2007   1.177
                                                                             2006   1.074
                                                                             2005   1.064
                                                                             2004   1.000
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)................. 2007   1.262
                                                                             2006   1.105
                                                                             2005   1.098
                                                                             2004   1.000
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)..................... 2007   1.337
                                                                             2006   1.222
                                                                             2005   1.159
                                                                             2004   1.000
Managed Assets Trust
 Managed Assets Trust (5/04)................................................ 2006   1.083
                                                                             2005   1.070
                                                                             2004   1.000
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   1.302
                                                                             2007   1.260
                                                                             2006   1.333
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................... 2013   1.578
                                                                             2012   1.386
                                                                             2011   1.386
                                                                             2010   1.224
                                                                             2009   0.852
                                                                             2008   1.153
                                                                             2007   1.151
                                                                             2006   1.100
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 2007   1.364
                                                                             2006   1.297
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).................. 2013   1.189
                                                                             2012   1.075
                                                                             2011   1.101
                                                                             2010   1.004
                                                                             2009   0.864
                                                                             2008   1.415
                                                                             2007   1.414



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03).... 0.916                    --
                                                                             0.930                    --
                                                                             0.875                    --
                                                                             0.764                    --
                                                                             0.995                    --
                                                                             1.008                    --
                                                                             0.994                 4,266
                                                                             0.996                 2,774
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)................................. 1.288                    --
                                                                             1.232                    --
                                                                             1.070                    --
                                                                             1.056                    --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................ 1.070                    --
                                                                             1.030                    --
                                                                             1.014                    --
                                                                             0.989                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)...................... 1.259                    --
                                                                             1.220                 5,016
                                                                             1.127                 5,019
                                                                             1.053                    --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)...................... 1.225                    --
                                                                             1.177                    --
                                                                             1.074                    --
                                                                             1.064                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)................. 1.308                    --
                                                                             1.262                85,238
                                                                             1.105                84,748
                                                                             1.098                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)..................... 1.468                    --
                                                                             1.337                23,542
                                                                             1.222                23,021
                                                                             1.159                    --
Managed Assets Trust
 Managed Assets Trust (5/04)................................................ 1.114                    --
                                                                             1.083                42,651
                                                                             1.070                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 1.251                    --
                                                                             1.302                34,104
                                                                             1.260                42,503
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................... 1.690                68,266
                                                                             1.578                68,016
                                                                             1.386                72,698
                                                                             1.386                76,416
                                                                             1.224                83,726
                                                                             0.852                91,780
                                                                             1.153                99,175
                                                                             1.151                60,073
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 1.426                    --
                                                                             1.364                34,017
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).................. 1.554                13,782
                                                                             1.189                17,131
                                                                             1.075                18,639
                                                                             1.101                35,648
                                                                             1.004                40,141
                                                                             0.864                41,468
                                                                             1.415                35,210

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2013   0.970
                                                                            2012   0.789
                                                                            2011   0.854
                                                                            2010   0.754
                                                                            2009   0.573
                                                                            2008   1.006
                                                                            2007   1.212
                                                                            2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   1.567
                                                                            2012   1.310
                                                                            2011   1.450
                                                                            2010   1.357
                                                                            2009   0.972
                                                                            2008   1.717
                                                                            2007   1.351
                                                                            2006   1.326
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   1.553
                                                                            2012   1.231
                                                                            2011   1.469
                                                                            2010   1.292
                                                                            2009   0.853
                                                                            2008   1.477
                                                                            2007   1.529
                                                                            2006   1.397
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.185
                                                                            2012   1.027
                                                                            2011   1.069
                                                                            2010   0.955
                                                                            2009   0.771
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   0.984
                                                                            2012   0.881
                                                                            2011   0.939
                                                                            2010   0.767
                                                                            2009   0.622
                                                                            2008   1.043
                                                                            2007   1.065
                                                                            2006   0.964
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013   1.452
                                                                            2012   1.258
                                                                            2011   1.302
                                                                            2010   1.056
                                                                            2009   0.808
                                                                            2008   1.350
                                                                            2007   1.244
                                                                            2006   1.262
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013   1.354
                                                                            2012   1.202
                                                                            2011   1.372
                                                                            2010   1.178
                                                                            2009   0.937
                                                                            2008   1.286
                                                                            2007   1.333
                                                                            2006   1.259
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.882
                                                                            2008   1.211
                                                                            2007   1.169
                                                                            2006   1.114
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.546
                                                                            2012   1.402
                                                                            2011   1.373
                                                                            2010   1.245
                                                                            2009   0.932
                                                                            2008   1.172
                                                                            2007   1.126
                                                                            2006   1.081
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.708
                                                                            2008   1.267
                                                                            2007   1.162
                                                                            2006   1.184



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 0.981                33,469
                                                                            0.970                33,193
                                                                            0.789                35,369
                                                                            0.854                33,701
                                                                            0.754                39,543
                                                                            0.573                41,233
                                                                            1.006                32,629
                                                                            1.212                38,576
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 1.971                    --
                                                                            1.567                    --
                                                                            1.310                    --
                                                                            1.450                14,898
                                                                            1.357                15,790
                                                                            0.972                30,647
                                                                            1.717                30,840
                                                                            1.351                29,451
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 1.979                21,429
                                                                            1.553                23,822
                                                                            1.231                31,521
                                                                            1.469                32,509
                                                                            1.292                34,933
                                                                            0.853                56,059
                                                                            1.477                55,147
                                                                            1.529                45,548
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 1.564                    --
                                                                            1.185                    --
                                                                            1.027                    --
                                                                            1.069                 8,579
                                                                            0.955                12,161
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.249                20,637
                                                                            0.984                23,098
                                                                            0.881                24,462
                                                                            0.939                24,619
                                                                            0.767                29,669
                                                                            0.622                28,103
                                                                            1.043                24,076
                                                                            1.065                    --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 1.988                    --
                                                                            1.452                    --
                                                                            1.258                    --
                                                                            1.302                    --
                                                                            1.056                    --
                                                                            0.808                    --
                                                                            1.350                    --
                                                                            1.244                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.758                 7,208
                                                                            1.354                 7,465
                                                                            1.202                 7,380
                                                                            1.372                 7,146
                                                                            1.178                 7,275
                                                                            0.937                 9,475
                                                                            1.286                 7,547
                                                                            1.333                    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.870                    --
                                                                            0.882                42,651
                                                                            1.211                42,651
                                                                            1.169                42,651
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.629                    --
                                                                            1.546                    --
                                                                            1.402                    --
                                                                            1.373                 2,122
                                                                            1.245                 2,123
                                                                            0.932                    --
                                                                            1.172                    --
                                                                            1.126                    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.671                    --
                                                                            0.708                17,570
                                                                            1.267                17,570
                                                                            1.162                26,201

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2013   0.924           1.166                     --
                                                                          2012   0.812           0.924                     --
                                                                          2011   0.956           0.812                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   1.842           1.705                 36,870
                                                                          2012   1.590           1.842                 34,870
                                                                          2011   2.007           1.590                 35,037
                                                                          2010   1.666           2.007                 42,305
                                                                          2009   1.012           1.666                 45,145
                                                                          2008   2.224           1.012                 68,514
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2013   1.363           1.583                     --
                                                                          2012   1.198           1.363                     --
                                                                          2011   1.378           1.198                     --
                                                                          2010   1.269           1.378                     --
                                                                          2009   0.990           1.269                     --
                                                                          2008   1.763           0.990                     --
                                                                          2007   1.690           1.763                     --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.197           1.293                     --
                                                                          2012   1.163           1.197                     --
                                                                          2011   1.259           1.163                     --
                                                                          2010   1.048           1.259                 15,699
                                                                          2009   0.784           1.048                 15,699
                                                                          2008   1.249           0.784                 34,094
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   0.995           1.075                     --
                                                                          2012   0.970           0.995                 19,651
                                                                          2011   1.051           0.970                 19,608
                                                                          2010   0.878           1.051                 19,525
                                                                          2009   0.659           0.878                 19,730
                                                                          2008   1.096           0.659                  3,480
                                                                          2007   1.246           1.096                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   1.015           1.257                 29,413
                                                                          2012   0.860           1.015                 30,191
                                                                          2011   0.963           0.860                 31,247
                                                                          2010   0.853           0.963                 32,277
                                                                          2009   0.626           0.853                 38,225
                                                                          2008   1.081           0.626                 44,795
                                                                          2007   1.044           1.081                 43,707
                                                                          2006   0.996           1.044                 44,703
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.427           1.266                148,198
                                                                          2012   1.340           1.427                121,596
                                                                          2011   1.234           1.340                117,472
                                                                          2010   1.172           1.234                128,764
                                                                          2009   1.016           1.172                124,949
                                                                          2008   1.117           1.016                113,140
                                                                          2007   1.062           1.117                148,065
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.469           1.404                114,564
                                                                          2012   1.380           1.469                124,952
                                                                          2011   1.373           1.380                124,857
                                                                          2010   1.302           1.373                 99,406
                                                                          2009   1.177           1.302                103,558
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.167           1.514                     --
                                                                          2012   1.084           1.167                     --
                                                                          2011   1.165           1.084                     --
                                                                          2010   1.029           1.165                     --
                                                                          2009   0.852           1.029                     --
                                                                          2008   1.303           0.852                     --
                                                                          2007   1.273           1.303                     --
                                                                          2006   1.192           1.273                     --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.145           1.260                     --
                                                                          2006   1.095           1.145                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.622           1.605                 35,749
                                                                          2012   1.491           1.622                 33,024
                                                                          2011   1.477           1.491                 34,592
                                                                          2010   1.351           1.477                 36,605
                                                                          2009   1.042           1.351                 42,549
                                                                          2008   1.198           1.042                 50,160
                                                                          2007   1.153           1.198                 73,242
                                                                          2006   1.121           1.153                 72,340

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.341           1.397                     --
                                                                          2012   1.228           1.341                     --
                                                                          2011   1.529           1.228                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.952           1.241                 56,318
                                                                          2012   0.828           0.952                 60,296
                                                                          2011   0.886           0.828                 78,815
                                                                          2010   0.777           0.886                 98,533
                                                                          2009   0.673           0.777                105,845
                                                                          2008   1.084           0.673                119,260
                                                                          2007   1.070           1.084                125,595
                                                                          2006   1.001           1.070                 24,855
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   0.968           1.250                 89,826
                                                                          2012   0.843           0.968                 98,754
                                                                          2011   0.950           0.843                114,099
                                                                          2010   0.813           0.950                121,906
                                                                          2009   0.660           0.813                132,053
                                                                          2008   0.965           0.660                146,095
                                                                          2007   1.022           0.965                164,310
                                                                          2006   1.003           1.022                151,447
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.241           1.200                 61,541
                                                                          2012   1.184           1.241                 53,277
                                                                          2011   1.141           1.184                 65,862
                                                                          2010   1.081           1.141                 81,151
                                                                          2009   1.013           1.081                 85,650
                                                                          2008   1.077           1.013                 89,120
                                                                          2007   1.040           1.077                143,850
                                                                          2006   1.008           1.040                     --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   0.963           1.259                     --
                                                                          2012   0.864           0.963                     --
                                                                          2011   0.974           0.864                     --
                                                                          2010   0.834           0.974                 18,150
                                                                          2009   0.667           0.834                 18,150
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.204           1.415                 42,651
                                                                          2012   1.100           1.204                 42,651
                                                                          2011   1.087           1.100                 42,651
                                                                          2010   1.018           1.087                 42,651
                                                                          2009   0.883           1.018                 42,651
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.944           0.919                 82,715
                                                                          2012   0.969           0.944                 79,891
                                                                          2011   0.994           0.969                 82,003
                                                                          2010   1.020           0.994                126,906
                                                                          2009   1.043           1.020                 81,261
                                                                          2008   1.040           1.043                171,671
                                                                          2007   1.016           1.040                185,261
                                                                          2006   1.001           1.016                 42,885
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.034           1.347                  6,305
                                                                          2012   0.941           1.034                  6,617
                                                                          2011   1.006           0.941                  6,976
                                                                          2010   0.922           1.006                 10,286
                                                                          2009   0.717           0.922                 10,633
                                                                          2008   1.169           0.717                  7,756
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.624           0.649                     --
                                                                          2008   1.161           0.624                  5,414
                                                                          2007   1.147           1.161                  5,417
                                                                          2006   1.139           1.147                  5,420
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.980           1.076                     --
                                                                          2012   0.870           0.980                 53,475
                                                                          2011   0.953           0.870                 55,894
                                                                          2010   0.854           0.953                 55,348
                                                                          2009   0.720           0.854                 55,361
                                                                          2008   1.212           0.720                 61,257
                                                                          2007   1.196           1.212                 47,633
                                                                          2006   1.173           1.196                 46,874

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.136
                                                                                    2012   1.051
                                                                                    2011   1.114
                                                                                    2010   0.993
                                                                                    2009   0.683
                                                                                    2008   1.291
                                                                                    2007   1.101
                                                                                    2006   1.135
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.888
                                                                                    2010   0.788
                                                                                    2009   0.615
                                                                                    2008   1.060
                                                                                    2007   1.053
                                                                                    2006   1.002
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.197
                                                                                    2012   1.126
                                                                                    2011   1.119
                                                                                    2010   1.043
                                                                                    2009   0.889
                                                                                    2008   1.065
                                                                                    2007   1.036
                                                                                    2006   1.001
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.138
                                                                                    2012   1.048
                                                                                    2011   1.064
                                                                                    2010   0.980
                                                                                    2009   0.813
                                                                                    2008   1.064
                                                                                    2007   1.042
                                                                                    2006   1.002
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.067
                                                                                    2012   0.967
                                                                                    2011   1.006
                                                                                    2010   0.913
                                                                                    2009   0.740
                                                                                    2008   1.065
                                                                                    2007   1.047
                                                                                    2006   1.002
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   0.997
                                                                                    2012   0.887
                                                                                    2011   0.946
                                                                                    2010   0.846
                                                                                    2009   0.673
                                                                                    2008   1.065
                                                                                    2007   1.052
                                                                                    2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.072
                                                                                    2012   0.954
                                                                                    2011   0.963
                                                                                    2010   0.863
                                                                                    2009   0.706
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   1.229
                                                                                    2012   1.133
                                                                                    2011   1.137
                                                                                    2010   1.062
                                                                                    2009   0.921
                                                                                    2008   1.217
                                                                                    2007   1.199
                                                                                    2006   1.129
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013   1.357
                                                                                    2012   1.194
                                                                                    2011   1.215
                                                                                    2010   1.119
                                                                                    2009   0.951
                                                                                    2008   1.446
                                                                                    2007   1.379
                                                                                    2006   1.257
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   1.302
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).......................... 2013   1.082



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 1.467                     --
                                                                                    1.136                     --
                                                                                    1.051                     --
                                                                                    1.114                     --
                                                                                    0.993                     --
                                                                                    0.683                     --
                                                                                    1.291                     --
                                                                                    1.101                     --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 0.959                     --
                                                                                    0.888                 20,290
                                                                                    0.788                 20,290
                                                                                    0.615                 20,290
                                                                                    1.060                 20,290
                                                                                    1.053                 18,621
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.217                     --
                                                                                    1.197                     --
                                                                                    1.126                     --
                                                                                    1.119                     --
                                                                                    1.043                     --
                                                                                    0.889                     --
                                                                                    1.065                     --
                                                                                    1.036                     --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.230                     --
                                                                                    1.138                     --
                                                                                    1.048                     --
                                                                                    1.064                     --
                                                                                    0.980                     --
                                                                                    0.813                     --
                                                                                    1.064                     --
                                                                                    1.042                     --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.227                     --
                                                                                    1.067                     --
                                                                                    0.967                     --
                                                                                    1.006                     --
                                                                                    0.913                     --
                                                                                    0.740                     --
                                                                                    1.065                     --
                                                                                    1.047                     --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 1.208                     --
                                                                                    0.997                     --
                                                                                    0.887                     --
                                                                                    0.946                     --
                                                                                    0.846                     --
                                                                                    0.673                     --
                                                                                    1.065                 16,109
                                                                                    1.052                 16,160
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 1.376                     --
                                                                                    1.072                     --
                                                                                    0.954                     --
                                                                                    0.963                     --
                                                                                    0.863                     --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 1.422                131,192
                                                                                    1.229                136,954
                                                                                    1.133                154,378
                                                                                    1.137                180,495
                                                                                    1.062                188,376
                                                                                    0.921                186,388
                                                                                    1.217                224,893
                                                                                    1.199                233,011
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.795                 45,690
                                                                                    1.357                 16,066
                                                                                    1.194                 17,717
                                                                                    1.215                 18,151
                                                                                    1.119                 18,005
                                                                                    0.951                 16,594
                                                                                    1.446                 16,262
                                                                                    1.379                 16,458
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 1.615                     --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).......................... 1.341                 19,315

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.124
                                                                                   2012   0.972
                                                                                   2011   1.011
                                                                                   2010   0.889
                                                                                   2009   0.638
                                                                                   2008   1.129
                                                                                   2007   1.062
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   1.327
                                                                                   2012   1.175
                                                                                   2011   1.189
                                                                                   2010   0.906
                                                                                   2009   0.671
                                                                                   2008   1.028
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.141
                                                                                   2006   1.081
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.162
                                                                                   2012   1.152
                                                                                   2011   1.119
                                                                                   2010   1.084
                                                                                   2009   1.065
                                                                                   2008   1.095
                                                                                   2007   1.075
                                                                                   2006   1.046
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.995
                                                                                   2005   0.993
                                                                                   2004   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.093
                                                                                   2005   1.061
                                                                                   2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.040
                                                                                   2006   1.060
                                                                                   2005   1.066
                                                                                   2004   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.139
                                                                                   2008   1.116
                                                                                   2007   1.053
                                                                                   2006   1.041
                                                                                   2005   1.043
                                                                                   2004   1.000
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.575
                                                                                   2006   1.265
                                                                                   2005   1.157
                                                                                   2004   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.420
                                                                                   2006   1.242
                                                                                   2005   1.191
                                                                                   2004   1.000
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.116
                                                                                   2005   1.053
                                                                                   2004   1.000
 Travelers Convertible Securities Subaccount (6/03)............................... 2006   1.018
                                                                                   2005   1.041
                                                                                   2004   1.000
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................ 2006   1.224
                                                                                   2005   1.117
                                                                                   2004   1.000
 Travelers Equity Income Subaccount (5/03)........................................ 2006   1.120
                                                                                   2005   1.101
                                                                                   2004   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.520                     --
                                                                                   1.124                     --
                                                                                   0.972                     --
                                                                                   1.011                     --
                                                                                   0.889                     --
                                                                                   0.638                     --
                                                                                   1.129                     --
                                                                                   1.062                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.864                  6,328
                                                                                   1.327                  9,413
                                                                                   1.175                  9,587
                                                                                   1.189                 25,362
                                                                                   0.906                 28,419
                                                                                   0.671                 29,108
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.180                     --
                                                                                   1.141                 35,053
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.126                  3,498
                                                                                   1.162                  2,786
                                                                                   1.152                  2,632
                                                                                   1.119                  2,732
                                                                                   1.084                  6,304
                                                                                   1.065                  3,051
                                                                                   1.095                 12,082
                                                                                   1.075                  8,672
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 1.001                     --
                                                                                   0.995                106,379
                                                                                   0.993                  2,496
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 1.152                     --
                                                                                   1.093                 20,308
                                                                                   1.061                     --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 1.058                     --
                                                                                   1.040                155,590
                                                                                   1.060                125,047
                                                                                   1.066                  5,161
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.173                     --
                                                                                   1.139                 91,326
                                                                                   1.116                126,361
                                                                                   1.053                132,834
                                                                                   1.041                 98,401
                                                                                   1.043                  5,301
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 1.699                     --
                                                                                   1.575                     --
                                                                                   1.265                     --
                                                                                   1.157                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 1.512                     --
                                                                                   1.420                 12,513
                                                                                   1.242                 12,827
                                                                                   1.191                     --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 1.184                     --
                                                                                   1.116                 23,593
                                                                                   1.053                     --
 Travelers Convertible Securities Subaccount (6/03)............................... 1.081                     --
                                                                                   1.018                     --
                                                                                   1.041                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................ 1.333                     --
                                                                                   1.224                 39,663
                                                                                   1.117                     --
 Travelers Equity Income Subaccount (5/03)........................................ 1.173                     --
                                                                                   1.120                 32,149
                                                                                   1.101                     --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.076
                                                                                      2005   1.077
                                                                                      2004   1.000
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.106
                                                                                      2005   1.078
                                                                                      2004   1.000
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.109
                                                                                      2005   1.047
                                                                                      2004   1.000
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.093
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.024
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.060
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.071
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.040
                                                                                      2005   1.000
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.226
                                                                                      2005   1.123
                                                                                      2004   1.000
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 2006   1.076
                                                                                      2005   1.072
                                                                                      2004   1.000
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 2006   1.098
                                                                                      2005   1.094
                                                                                      2004   1.000
 Travelers MFS(R) Value Subaccount (5/04)............................................ 2006   1.167
                                                                                      2005   1.125
                                                                                      2004   1.000
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.220
                                                                                      2005   1.143
                                                                                      2004   1.000
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.127
                                                                                      2005   1.092
                                                                                      2004   1.000
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.044
                                                                                      2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.113
                                                                                      2005   1.102
                                                                                      2004   1.000
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.020
                                                                                      2005   1.030
                                                                                      2004   1.000
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.090
                                                                                      2005   1.096
                                                                                      2004   1.000
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 2006   1.100
                                                                                      2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 2006   1.101
                                                                                      2005   1.000
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.089
                                                                                      2005   1.071
                                                                                      2004   1.000



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Travelers Federated High Yield Subaccount (5/03).................................... 1.100                     --
                                                                                      1.076                 57,514
                                                                                      1.077                     --
 Travelers Federated Stock Subaccount (6/03)......................................... 1.142                     --
                                                                                      1.106                     --
                                                                                      1.078                     --
 Travelers Large Cap Subaccount (6/03)............................................... 1.139                     --
                                                                                      1.109                  5,424
                                                                                      1.047                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 1.158                     --
                                                                                      1.093                 13,492
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 1.024                     --
                                                                                      1.024                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 1.095                     --
                                                                                      1.060                     --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 1.113                     --
                                                                                      1.071                     --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 1.057                     --
                                                                                      1.040                     --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 1.297                     --
                                                                                      1.226                 31,177
                                                                                      1.123                     --
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 1.135                     --
                                                                                      1.076                     --
                                                                                      1.072                     --
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 1.129                     --
                                                                                      1.098                230,513
                                                                                      1.094                     --
 Travelers MFS(R) Value Subaccount (5/04)............................................ 1.257                     --
                                                                                      1.167                 17,195
                                                                                      1.125                     --
 Travelers Mondrian International Stock Subaccount (6/03)............................ 1.397                     --
                                                                                      1.220                 50,521
                                                                                      1.143                     --
 Travelers Pioneer Fund Subaccount (6/03)............................................ 1.192                     --
                                                                                      1.127                     --
                                                                                      1.092                     --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 1.095                     --
                                                                                      1.044                     --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 1.121                     --
                                                                                      1.113                 47,987
                                                                                      1.102                     --
 Travelers Quality Bond Subaccount (5/03)............................................ 1.008                     --
                                                                                      1.020                138,041
                                                                                      1.030                  2,682
 Travelers Strategic Equity Subaccount (6/03)........................................ 1.134                     --
                                                                                      1.090                     --
                                                                                      1.096                     --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 1.262                     --
                                                                                      1.100                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 1.259                     --
                                                                                      1.101                     --
 Travelers U.S. Government Securities Subaccount (5/04).............................. 1.046                     --
                                                                                      1.089                  7,852
                                                                                      1.071                  5,154

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............ 2009   0.771           0.745                    --
                                                                2008   1.233           0.771                 3,789
                                                                2007   1.296           1.233                 3,150
                                                                2006   1.146           1.296                 3,101
                                                                2005   1.129           1.146                 3,150
                                                                2004   1.000           1.129                    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.689           0.703                    --
                                                                2008   1.241           0.689                    --
                                                                2007   1.133           1.241                    --
                                                                2006   1.089           1.133                    --
                                                                2005   1.036           1.089                    --
                                                                2004   1.000           1.036                    --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                       FORMER NAME                                              NEW NAME
-------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                      WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                   ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio                     Invesco Mid Cap Value Portfolio
 MetLife Aggressive Strategy Portfolio                   MetLife Asset Allocation 100 Portfolio
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio                         WMC Balanced Portfolio
 Davis Venture Value Portfolio                           WMC Core Equity Opportunities Portfolio
 MetLife Conservative Allocation Portfolio               MetLife Asset Allocation 20 Portfolio
 MetLife Conservative to Moderate Allocation Portfolio   MetLife Asset Allocation 40 Portfolio
 MetLife Moderate Allocation Portfolio                   MetLife Asset Allocation 60 Portfolio
 MetLife Moderate to Aggressive Allocation Portfolio     MetLife Asset Allocation 80 Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.


         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio

UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

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                                  APPENDIX C
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              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

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A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-70-71-75

                                      C-1